UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31, 2006

Date of reporting period:	August 31, 2006

This form N-CSR/A amends the Form N-CSR/A of the registrant for the fiscal year and reporting period ended August 31, 2006 filed with the Securities and Exchange Commission on January 3, 2007. Item 11 of Form N-CSR/A has been revised.

Item 1. Reports to Stockholders

Shareholder reports containing restated financial statements are set forth below.

Annual Report August 31, 2006

EATON VANCE
MUNICIPALS
TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•    Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•    None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•    Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•    We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipals Funds as of August 31, 2006

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition
Alabama	3
Arkansas	4
Georgia	5
Kentucky	6
Louisiana	7
Maryland	8
Missouri	9
North Carolina	10
Oregon	11
South Carolina	12
Tennessee	13
Virginia	14

Fund Expenses	15

Financial Statements	23

Board of Trustees Annual Approval of the Investment Advisory Agreements	119

Management and Organization	122

Eaton Vance Municipals Funds as of August 31, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

As discussed in Note 13 to the Funds’ financial statements, the Funds’ financial statements have been restated. The accompanying  management’s discussion of fund performance gives effect to that restatement.

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations, but may also invest in lower-rated obligations.

Economic and Market Conditions

The economy expanded at an estimated 2.9% pace in the second quarter of 2006, a downshift from the 5.6% rate achieved in the first quarter. Even with a cooling housing market, the economy generated respectable growth in the first half of 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs and appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

As of August 31, 2006, investor sentiment regarding the Fed’s monetary policy appeared to have stabilized, as investors began to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). Having raised rates on 17 consecutive occasions from June 2004 through June 2006, the Fed left rates unchanged at its August 2006 Open Market Committee meeting. At August 31, 2006, the Federal Funds rate stood at 5.25%.

Municipal market supply for the first half of the year was lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds for the year ended August 31, 2006, as demand has remained strong. At August 31, 2006, long-term AAA-rated, insured municipal bonds yielded 91.0% of U.S. Treasury bonds with similar maturities.*

For the year ended August 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 3.03%. For more information about each Funds’ performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal yield curve was a relatively attractive place to be positioned.

During the year ended August 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices remained elevated. The economy moderated in the second quarter after strong first quarter growth, while inflation expectations remained contained. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Funds’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period. Finally, management continued to monitor closely call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Alabama Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.46%	3.75%	N.A.
Five Years	4.54	3.80	N.A.
Ten Years	5.31	4.58	N.A.
Life of Fund†	4.84	5.10	2.13	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.47%	-1.25%	N.A.
Five Years	3.52	3.46	N.A.
Ten Years	4.79	4.58	N.A.
Life of Fund†	4.44	5.10	1.13	%*

† Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 3/21/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Alabama Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.42%
Five Years	4.18
Ten Years	4.83

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	4.08%	3.33%	3.33%
Taxable-Equivalent Distribution Rate(4),(5)	6.61	5.39	5.39
SEC 30-day Yield(6)	3.37	2.79	2.78
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.46	4.52	4.50

**          Source: Thompson Financial. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 3/21/06 (commencement of operations), respectively, would have been valued at $16,774 ($15,971 at the maximum offering price) and $10,213 ($10,113 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Alabama Municipal Debt Funds Classification contained 12, 9 and 7 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Arkansas Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Thomas M. Metzold, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	5.61%	4.75%	N.A.
Five Years	4.92	4.19	N.A.
Ten Years	5.58	4.79	N.A.
Life of Fund†	5.03	5.02	2.76	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.61%	-0.25%	N.A.
Five Years	3.90	3.85	N.A.
Ten Years	5.07	4.79	N.A.
Life of Fund†	4.62	5.02	1.76	%*

† Inception date: Class A: 2/9/94; Class B: 10/2/92; Class C: 4/28/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.78%
Five Years	3.88
Ten Years	4.86

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	4.35%	3.61%	3.61%
Taxable-Equivalent Distribution Rate(4),(5)	7.12	5.99	5.99
SEC 30-day Yield(6)	3.63	3.07	2.97
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.02	5.09	4.92

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 4/28/06 (commencement of operations), respectively, would have been valued at $17,204 ($16,395 at the maximum offering price) and $10,276 ($10,176 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 74, 70 and 46 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 39.69% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Georgia Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Cynthia J. Clemson

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.10%	3.35%	N.A.
Five Years	4.92	4.18	N.A.
Ten Years	5.43	4.70	N.A.
Life of Fund†	4.66	4.80	2.52	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.80%	-1.63%	N.A.
Five Years	3.91	3.83	N.A.
Ten Years	4.92	4.70	N.A.
Life of Fund†	4.26	4.80	1.52	%*

† Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 4/25/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Georgia Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.51%
Five Years	3.92
Ten Years	5.05

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	4.45%	3.70%	3.70%
Taxable-Equivalent Distribution Rate(4),(5)	7.28	6.06	6.06
SEC 30-day Yield(6)	3.78	3.22	3.16
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.19	5.27	5.17

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 4/25/06 (commencement of operations), respectively, would have been valued at $16,972 ($16,164 at the maximum offering price) and $10,252 ($10,152 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 29, 26, and 23 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Kentucky Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	3.63%	2.92%	N.A.
Five Years	4.20	3.45	N.A.
Ten Years	5.03	4.29	N.A.
Life of Fund†	4.43	4.63	1.89	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.24%	-2.04%	N.A.
Five Years	3.20	3.11	N.A.
Ten Years	4.52	4.29	N.A.
Life of Fund†	4.03	4.63	0.89	%*

† Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 3/23/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Kentucky Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.09%
Five Years	3.89
Ten Years	4.88

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	4.35%	3.60%	3.60%
Taxable-Equivalent Distribution Rate(4),(5)	7.12	5.89	5.89
SEC 30-day Yield(6)	3.34	2.77	2.77
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.47	4.53	4.53

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 3/23/06, respectively, would have been valued at $16,329 ($15,558 at the maximum offering price) and $10,189 ($10,089 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kentucky Municipal Debt Funds Classification contained 17, 17 and 9 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Louisiana Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	4.66%	3.97%
Five Years	5.13	4.37
Ten Years	5.68	4.89
Life of Fund†	5.10	5.06

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.34%	-1.03%
Five Years	4.11	4.03
Ten Years	5.16	4.89
Life of Fund†	4.69	5.06

† Inception date: Class A: 2/14/94; Class B: 10/2/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Louisiana Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.37%
Five Years	4.07
Ten Years	5.06

Distribution Rates/Yields	Class A	Class B

Distribution Rate(4)	4.51%	3.75%
Taxable-Equivalent Distribution Rate(4),(5)	7.38	6.14
SEC 30-day Yield(6)	3.79	3.23
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.20	5.29

*                 Source: Thomson Financial. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/96 would have been valued at $17,366 ($16,541 at the maximum offering price) on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Louisiana Municipal Debt Funds Classification contained 13, 12 and 9 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Maryland Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.94%	4.14%	N.A.
Five Years	4.64	3.89	N.A.
Ten Years	5.15	4.36	N.A.
Life of Fund†	4.63	4.85	2.54	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.06%	-0.86%	N.A.
Five Years	3.64	3.55	N.A.
Ten Years	4.64	4.36	N.A.
Life of Fund†	4.23	4.85	1.54	%*

† Inception date: Class A: 12/10/93; Class B: 2/3/92; Class C: 5/2/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Maryland Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.34%
Five Years	3.92
Ten Years	4.87

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	4.46%	3.73%	3.73%
Taxable-Equivalent Distribution Rate(4),(5)	7.20	6.02	6.02
SEC 30-day Yield(6)	4.26	3.72	3.69
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.88	6.01	5.96

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 2/3/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 5/2/06 (commencement of operations), respectively, would have been valued at $16,526 ($15,741 at the maximum offering price) and $10,254 ($10,154 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 36, 32 and 25 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.09% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Missouri Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B andthe Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presentedbelow does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Cynthia J. Clemson

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	3.91%	3.10%	N.A.
Five Years	5.07	4.33	N.A.
Ten Years	5.82	5.03	N.A.
Life of Fund†	5.21	5.48	2.20	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.05%	-1.87%	N.A.
Five Years	4.04	3.99	N.A.
Ten Years	5.31	5.03	N.A.
Life of Fund†	4.81	5.48	1.20	%*

† Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Missouri Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.34%
Five Years	4.27
Ten Years	5.20

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	4.35%	3.60%	3.61%
Taxable-Equivalent Distribution Rate(4),(5)	7.21	5.89	5.91
SEC 30-day Yield(6)	3.43	2.86	2.81
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.61	4.68	4.60

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 2/16/06 (commencement of operations), respectively, would have been valued at $17,610 ($16,779 at the maximum offering price) and $10,220 ($10,120 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Missouri Municipal Debt Funds Classification contained 17, 16 and 13 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance North Carolina Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Thomas M. Metzold, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.80%	4.09%	N.A.
Five Years	4.04	3.32	N.A.
Ten Years	5.11	4.34	N.A.
Life of Fund†	4.48	4.68	2.85	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.22%	-0.91%	N.A.
Five Years	3.04	2.97	N.A.
Ten Years	4.60	4.34	N.A.
Life of Fund†	4.08	4.68	1.85	*

† Inception date: Class A: 12/7/93; Class B: 10/23/91; Class C: 5/2/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper North Carolina Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.36%
Five Years	4.00
Ten Years	4.95

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.32%	3.57%	3.57%
Taxable-Equivalent Distribution Rate(4),(5)	7.24	5.99	5.99
SEC 30-day Yield(6)	3.54	2.97	2.96
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.94	4.98	4.96

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 10/23/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 5/2/06 (commencement of operations), respectively, would have been valued at $16,454 ($15,677 at the maximum offering price) and $10,285 ($10,185 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 28, 24 and 21 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 40.36% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Oregon Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Thomas M. Metzold, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	5.78%	5.00%	N.A.
Five Years	4.77	4.02	N.A.
Ten Years	5.40	4.61	N.A.
Life of Fund†	4.76	5.01	2.27	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.77%	0.00%	N.A.
Five Years	3.76	3.68	N.A.
Ten Years	4.88	4.61	N.A.
Life of Fund†	4.35	5.01	1.27	%*

† Inception date: Class A: 12/28/93; Class B: 12/24/91; Class C: 3/2/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Oregon Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	3.19%
Five Years	4.07
Ten Years	5.00

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.50%	3.75%	3.75%
Taxable-Equivalent Distribution Rate(4),(5)	7.61	6.34	6.34
SEC 30-day Yield(6)	3.86	3.31	3.29
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.53	5.60	5.56

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 12/24/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 3/2/06 (commencement of operations), respectively, would have been valued at $16,913 ($16,105 at the maximum offering price) and $10,227 ($10,127 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Oregon Municipal Debt Funds Classification contained 15, 15 and 14 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 40.85% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance South Carolina Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B andthe Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presentedbelow does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Thomas M. Metzold, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.35%	3.57%	N.A.
Five Years	5.76	5.02	N.A.
Ten Years	5.84	5.09	N.A.
Life of Fund†	5.15	5.09	4.04	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.59%	-1.43%	N.A.
Five Years	4.75	4.69	N.A.
Ten Years	5.32	5.09	N.A.
Life of Fund†	4.75	5.09	3.04	%*

† Inception date: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.78%
Five Years	3.88
Ten Years	4.86

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.14%	3.39%	3.39%
Taxable-Equivalent Distribution Rate(4),(5)	6.85	5.61	5.61
SEC 30-day Yield(6)	3.79	3.23	3.22
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.27	5.34	5.33

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 1/12/06 (commencement of operations), respectively, would have been valued at $17,632 ($16,795 at the maximum offering price) and $10,404 ($10,304 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 74, 70 and 46 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tennessee Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Cynthia J. Clemson

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.09%	3.43%	N.A.
Five Years	4.65	3.91	N.A.
Ten Years	5.56	4.77	N.A.
Life of Fund†	4.91	5.07	2.54	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.82%	-1.56%	N.A.
Five Years	3.65	3.57	N.A.
Ten Years	5.05	4.77	N.A.
Life of Fund†	4.51	5.07	1.54	%*

† Inception date: Class A: 12/9/93; Class B: 8/25/92; Class C: 5/2/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Tennesee Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.66%
Five Years	4.42
Ten Years	5.18

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.27%	3.52%	3.53%
Taxable-Equivalent Distribution Rate(4),(5)	6.99	5.76	5.78
SEC 30-day Yield(6)	3.36	2.78	2.76
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.50	4.55	4.52

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 8/25/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 5/2/06 (commencement of operations), respectively, would have been valued at $17,188 ($16,365 at the maximum offering price) and $10,254 ($10,154 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Tennessee Municipal Debt Funds Classification contained 10, 10 and 8 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Virginia Municipals Fund as of August 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.16%	3.49%	N.A.
Five Years	4.85	4.12	N.A.
Ten Years	5.53	4.77	N.A.
Life of Fund†	4.88	5.21	3.38	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.80%	-1.50%	N.A.
Five Years	3.84	3.78	N.A.
Ten Years	5.03	4.77	N.A.
Life of Fund†	4.48	5.21	2.38	%*

† Inception date: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06

* Returns shown are cumulative since inception of share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	3.03%
Five Years	4.95
Ten Years	5.98

Lipper Averages(3)

Lipper Virginia Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.31%
Five Years	4.00
Ten Years	5.03

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.23%	3.48%	3.48%
Taxable-Equivalent Distribution Rate(4),(5)	6.90	5.68	5.68
SEC 30-day Yield(6)	3.65	3.09	3.08
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.96	5.04	5.03

**          Source: Thomson Financial. Class B of the Fund commenced investment operations on 7/26/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 8/31/96 and 2/8/06 (commencement of operations), respectively, would have been valued at $17,137 ($16,330 at the maximum offering price) and $10,338 ($10,238 with CDSC), respectively, on 8/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 33, 31 and 26 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 8/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of August 31, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 — August 31, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period (3/1/06 – 8/31/06)
Actual*
Class A	$1,000.00	$1,026.20	$4.09
Class B	$1,000.00	$1,022.80	$7.90
Class C	$1,000.00	$1,023.20	$7.14

* Class C shares had not commenced operations as of March 1, 2006. Actual expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares, and 1.57% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period; 164/365 for Class C to reflect the period from commencement of operations on March 21, 2006 to August 31, 2006). The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on February 28, 2006 (March 20, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08
Class B	$1,000.00	$1,017.40	$7.88
Class C	$1,000.00	$1,017.30	$7.98

** Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares, and 1.57% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period (3/1/06 – 8/31/06)
Actual*
Class A	$1,000.00	$1,030.70	$4.66
Class B	$1,000.00	$1,027.20	$8.53
Class C	$1,000.00	$1,027.60	$6.23

* Class C shares had not commenced operations as of March 1, 2006. Actual expenses are equal to the Fund’s annualized expense ratio of 0.91% for Class A shares, 1.67% for Class B shares, and 1.78% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period; 126/365 for Class C to reflect the period from commencement of operations on April 28, 2006 to August 31, 2006). The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on February 28, 2006 (April 27, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.63
Class B	$1,000.00	$1,016.80	$8.49
Class C	$1,000.00	$1,016.20	$9.05

** Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.91% for Class A shares, 1.67% for Class B shares, and 1.67% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period (3/1/06 – 8/31/06)
Actual*
Class A	$1,000.00	$1,030.60	$5.83
Class B	$1,000.00	$1,026.20	$9.65
Class C	$1,000.00	$1,025.20	$7.52

* Class C shares had not commenced operations as of March 1, 2006. Actual expenses are equal to the Fund’s annualized expense ratio of 1.14% for Class A shares, 1.89% for Class B shares, and 2.10% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period; 129/365 for Class C to reflect the period from commencement of operations on April 25, 2006 to August 31, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2006 (April 24, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.80
Class B	$1,000.00	$1,015.70	$9.60
Class C	$1,000.00	$1,014.60	$10.66

** Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.14% for Class A shares, 1.89% for Class B shares, and 2.10% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Kentucky Municipals Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period (3/1/06 – 8/31/06)
Actual*
Class A	$1,000.00	$1,021.40	$4.08
Class B	$1,000.00	$1,017.50	$7.93
Class C	$1,000.00	$1,018.90	$7.03

* Class C shares had not commenced operations as of March 1, 2006. Actual expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.56% for Class B shares, and 1.57% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period; 162/365 for Class C to reflect the period from commencement of operations on March 23, 2006 to August 31, 2006). The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on February 28, 2006 (March 22, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08
Class B	$1,000.00	$1,017.30	$7.93
Class C	$1,000.00	$1,017.30	$7.98

** Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, and 1.54% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period* (3/1/06 – 8/31/06)
Actual
Class A	$1,000.00	$1,030.40	$4.76
Class B	$1,000.00	$1,028.00	$8.54
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.74
Class B	$1,000.00	$1,016.80	$8.49

* Expenses are equal to the Fund’s annualized expense ratio of 0.93% for Class A shares and 1.67% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Maryland Municipal Bond Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period (3/1/06 – 8/31/06)
Actual*
Class A	$1,000.00	$1,028.30	$7.62
Class B	$1,000.00	$1,024.00	$11.43
Class C	$1,000.00	$1,025.40	$8.97

* Class C shares had not commenced operations as of March 1, 2006. Actual expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A shares, 2.24% for Class B shares, and 2.65% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period; 122/365 for Class C to reflect the period from commencement of operations on May 2, 2006 to August 31, 2006). The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on February 28, 2006 (May 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.58
Class B	$1,000.00	$1,013.90	$11.37
Class C	$1,000.00	$1,011.80	$13.44

** Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A shares, 2.24% for Class B shares, and 2.65% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period* (3/1/06 – 8/31/06)
Actual
Class A	$1,000.00	$1,021.40	$4.69
Class B	$1,000.00	$1,017.70	$8.49
Class C	$1,000.00	$1,017.70	$8.59
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.69
Class B	$1,000.00	$1,016.80	$8.49
Class C	$1,000.00	$1,016.70	$8.59

* Expenses are equal to the Fund’s annualized expense ratio of .92% for Class A shares and 1.67% for Class B shares, and 1.69% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2006.

Eaton Vance North Carolina Municipal Bond Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period (3/1/06 – 8/31/06)
Actual*
Class A	$1,000.00	$1,025.50	$5.62
Class B	$1,000.00	$1,021.40	$9.37
Class C	$1,000.00	$1,028.50	$7.02

* Class C shares had not commenced operations as of March 1, 2006. Actual expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A shares, 1.84% for Class B shares, and 2.07% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period; 122/365 for Class C to reflect the period from commencement of operations on May 2, 2006 to August 31, 2006). The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on February 28, 2006 (May 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.60
Class B	$1,000.00	$1,015.90	$9.35
Class C	$1,000.00	$1,014.80	$10.51

** Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A shares, 1.84% for Class B shares, and 2.07% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period (3/1/06 – 8/31/06)
Actual*
Class A	$1,000.00	$1,028.70	$6.03
Class B	$1,000.00	$1,024.40	$9.85
Class C	$1,000.00	$1,022.70	$9.89

* Class C shares had not commenced operations as of March 1, 2006. Actual expenses are equal to the Fund’s annualized expense ratio of 1.18% for Class A shares, 1.93% for Class B shares, and 1.95% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period; 183/365 for Class C to reflect the period from commencement of operations on March 2, 2006 to August 31, 2006). The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on February 28, 2006 (March 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$6.01
Class B	$1,000.00	$1,015.50	$9.80
Class C	$1,000.00	$1,015.40	$9.91

** Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.18% for Class A shares, 1.93% for Class B shares, and 1.95% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance South Carolina Municipal Bond Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period* (3/1/06 – 8/31/06)
Actual
Class A	$1,000.00	$1,025.60	$5.57
Class B	$1,000.00	$1,022.40	$9.38
Class C	$1,000.00	$1,022.40	$9.48
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.55
Class B	$1,000.00	$1,015.90	$9.35
Class C	$1,000.00	$1,015.80	$9.45

* Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Class A shares, 1.84% for Class B shares, and 1.86% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period (3/1/06 – 8/31/06)
Actual*
Class A	$1,000.00	$1,023.00	$4.33
Class B	$1,000.00	$1,020.00	$8.15
Class C	$1,000.00	$1,025.40	$5.82

* Class C shares had not commenced operations as of March 1, 2006. Actual expenses are equal to the Fund’s annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares, and 1.71% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period; 122/365 for Class C to reflect the period from commencement of operations on May 2, 2006 to August 31, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2006 (May 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.33
Class B	$1,000.00	$1,017.10	$8.13
Class C	$1,000.00	$1,016.50	$8.74

** Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares, and 1.72% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Virginia Municipal Bond Fund

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Expenses Paid During Period* (3/1/06 – 8/31/06)
Actual
Class A	$1,000.00	$1,027.00	$6.54
Class B	$1,000.00	$1,023.60	$10.35
Class C	$1,000.00	$1,022.60	$10.45
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.51
Class B	$1,000.00	$1,015.00	$10.31
Class C	$1,000.00	$1,014.90	$10.41

* Expenses are equal to the Fund’s annualized expense ratio of 1.28% for Class A shares, 2.03% for Class B shares, and 2.05% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on February 28, 2006.

Eaton Vance Alabama Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 101.7%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 3.6%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,050,150
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,046,930
		$2,097,080
General Obligations — 2.7%
$1,125	Huntsville, 5.25%, 5/1/31	$1,199,250
550	Puerto Rico, 0.00%, 7/1/15	381,645
		$1,580,895
Hospital — 7.9%
$750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	$785,160
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	416,288
1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	1,331,975
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,059,430
860	Oneonta Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	942,302
		$4,535,155
Industrial Development Revenue — 6.3%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$613,182
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,068,130
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	796,365
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,180,342
		$3,658,019
Insured-Education — 12.0%
$750	Auburn University, (MBIA), 5.00%, 6/1/26	$774,405
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,207,269
7,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	4,928,400
		$6,910,074
Insured-Electric Utilities — 1.9%
$495	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(4)(5)	$522,822
525	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(4)(5)	536,181
		$1,059,003
Insured-Escrowed / Prerefunded — 12.5%
$1,060	Alabama State University, (MBIA), Prerefunded to 1/1/12, 5.25%, 3/1/33(3)	$1,151,012
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	484,645
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	490,090
1,310	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,364,522
1,190	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,240,099
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/27	2,095,892
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	390,588
		$7,216,848
Insured-General Obligations — 15.5%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,567,035
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,117,640
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	524,765
1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	1,250,475
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,059,660
700	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27(1)(2)	825,573
1,495	Tuscaloosa, (MBIA), 5.20%, 7/1/31	1,588,617
		$8,933,765
Insured-Hospital — 9.9%
$3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	$3,086,850
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,544,805
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,087,290
		$5,718,945
Insured-Lease Revenue / Certificates of Participation — 4.8%
$500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	$524,080
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	908,985
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(4)(5)	1,330,664
		$2,763,729

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-Special Tax Revenue — 1.9%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,094,033
		$1,094,033
Insured-Transportation — 2.1%
$500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	$511,995
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	676,780
		$1,188,775
Insured-Utilities — 1.8%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$1,022,700
		$1,022,700
Insured-Water and Sewer — 17.9%
$2,490	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,312,513
1,000	Alabaster, Sewer, (MBIA), 5.00%, 4/1/29	1,045,840
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	800,864
2,500	Birmingham, Waterworks and Sewer Board, (MBIA), 5.25%, 1/1/33	2,657,350
555	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	591,053
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	585,728
1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	1,050,920
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,253,878
		$10,298,146
Lease Revenue / Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$510,465
		$510,465
Total Tax-Exempt Investment — 101.7% (identified cost $54,916,968)		$58,587,632
Other Assets, Less Liabilities — (1.7)%		$(973,671)
Net Assets — 100.0%		$57,613,961

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 78.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 29.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $825,573 or 1.4% of the Fund’s net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  As restated, see note 13.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 106.1%

Principal Amount (000’s omitted)	Security	Value
Education — 1.8%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$1,026,580
		$1,026,580
Electric Utilities — 2.3%
$500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$525,075
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	785,197
		$1,310,272
Escrowed / Prerefunded — 4.7%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$557,000
1,250	Conway, Public Facilities Board, (Hendrix College), Prerefunded to 10/1/06, 6.00%, 10/1/26	1,252,425
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	804,165
		$2,613,590
General Obligations — 4.3%
$2,750	Arkansas State College Savings, 0.00%, 6/1/14	$2,029,775
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	357,367
		$2,387,142
Hospital — 9.5%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$823,624
750	Baxter County, Community Hospital District, 5.625%, 9/1/28	769,732
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,067,970
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	259,657
1,250	Paragould, Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,276,750
785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	818,888
250	Washington County Hospital, (Washington Regional Medical Center), 5.00%, 2/1/35	253,835
		$5,270,456
Housing — 2.3%
$435	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 5.125%, 7/1/24	$447,589
250	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), 5.05%, 7/1/31	255,302
145	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	146,621
440	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	448,188
		$1,297,700
Industrial Development Revenue — 8.7%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$445,612
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,187,820
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	787,650
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	269,597
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,150,334
		$4,841,013
Insured-Education — 14.2%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,049,120
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,098,070
750	University of Arkansas, (AMBAC), 5.00%, 12/1/30	783,068
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,054,150
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	777,833
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	518,645
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,046,290
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,568,955
		$7,896,131
Insured-Electric Utilities — 5.9%
$210	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$223,808
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,160,440
1,000	Puerto Rico Electric Power Authority, (FSA) 5.25%, 7/1/29(4)(5)	1,056,205
375	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.86%, 7/1/29(1)(2)	417,154
400	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(4)(5)	422,764
		$3,280,371

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-Escrowed / Prerefunded — 4.5%
$310	Arkansas State University, (Consolidated Building System), (AMBAC), Prerefunded to 4/1/07, 5.10%, 4/1/24	$315,859
500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	578,435
1,500	Puerto Rico, Prerefunded to 7/1/12, (FGIC), 5.00%, 7/1/32(4)(5)	1,609,135
		$2,503,429
Insured-General Obligations — 7.5%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$320,840
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	524,850
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	530,195
745	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/21	839,026
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,154,090
480	Puerto Rico, (MBIA), 5.50%, 7/1/20(4)(5)	553,962
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	251,050
		$4,174,013
Insured-Health-Miscellaneous — 1.8%
$480	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$472,642
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	530,395
		$1,003,037
Insured-Hospital — 9.6%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,202,974
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,569,210
2,065	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	2,154,311
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	404,620
		$5,331,115
Insured-Housing — 1.9%
$500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$517,375
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	521,745
		$1,039,120
Insured-Lease Revenue / Certificates of Participation — 4.3%
$500	Arkansas Development Finance Authority, (AMBAC), 5.00%, 12/1/40	$520,825
1,000	Arkansas Development Finance Authority, SFM, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,044,650
720	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(4)(5)	798,398
		$2,363,873
Insured-Other Revenue — 3.9%
$3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	$843,990
5,590	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	812,451
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	520,180
		$2,176,621
Insured-Special Tax Revenue — 2.7%
$205	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$76,600
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	36,299
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,180,030
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	191,580
		$1,484,509
Insured-Transportation — 2.9%
$200	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.735%, 7/1/32(1)(3)	$223,158
1,200	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(4)(5)	1,379,664
		$1,602,822
Insured-Water and Sewer — 5.8%
$500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	$515,975
665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	689,844
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	528,065
1,395	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,470,470
		$3,204,354

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Special Tax Revenue — 4.2%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,354,340
		$2,354,340
Transportation — 0.9%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$511,960
		$511,960
Water and Sewer — 2.4%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	$1,025,740
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	285,628
		$1,311,368
Total Tax-Exempt Investments — 106.1% (identified cost $56,346,435)		$58,983,816
Other Assets, Less Liabilities — (6.1)%		$(3,400,324)
Net Assets — 100.0%		$55,583,492

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 61.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.8% to 26.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $640,312 or 1.2% of the Fund’s net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  As restated, see note 13.

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 108.9%

Principal Amount (000’s omitted)	Security	Value
Education — 2.4%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,551,075
		$1,551,075
Electric Utilities — 3.5%
$930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	$666,643
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,175,520
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	423,452
		$2,265,615
Escrowed / Prerefunded — 6.6%
$1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/09, 5.00%, 10/1/28	$1,050,490
1,000	De Kalb County, Water and Sewer, Prerefunded to 10/1/10, 5.125%, 10/1/31	1,067,030
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	989,704
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	51,338
1,000	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	1,085,420
		$4,243,982
General Obligations — 4.5%
$300	Alpharetta, 6.50%, 5/1/10	$318,696
2,000	Georgia, 1.00%, 3/1/26	1,103,980
500	Georgia, 2.00%, 12/1/23	355,740
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,115,140
		$2,893,556
Hospital — 2.4%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$474,480
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,039,550
		$1,514,030
Housing — 1.8%
$600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$627,930
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	$535,550
		$1,163,480
Industrial Development Revenue — 13.8%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28(1)	$2,191,080
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	758,240
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,089,030
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), 5.00%, 4/1/33	1,004,330
750	Effingham County, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	757,132
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,250,362
858	Savannah, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	786,511
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,001,450
		$8,838,135
Insured-Education — 6.4%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$1,017,460
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,546,920
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,521,225
		$4,085,605
Insured-Electric Utilities — 6.8%
$1,000	Burke County, Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	$1,007,460
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,343,904
		$4,351,364
Insured-Escrowed / Prerefunded — 9.8%
$1,000	Atlanta, Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,071,930
3,000	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Prerefunded to 7/1/08, 5.10%, 7/1/20(5)(6)	3,110,625

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$2,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, 5.00%, 6/1/26(5)(6)	$2,066,170
		$6,248,725
Insured-General Obligations — 3.4%
$660	Fayette County, School District, (FSA), 0.00%, 3/1/25	$561,924
900	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27(2)(4)	1,061,451
480	Puerto Rico, (MBIA), 5.50%, 7/1/20(5)(6)	553,962
		$2,177,337
Insured-Hospital — 2.3%
$1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	$1,090,540
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.322%, 8/1/10(2)(3)	408,336
		$1,498,876
Insured-Industrial Development Revenue — 1.6%
$1,000	Monroe County, Development Authority Pollution Control, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$1,016,400
		$1,016,400
Insured-Lease Revenue / Certificates of Participation — 2.1%
$1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(5)(6)	$1,330,664
		$1,330,664
Insured-Special Tax Revenue — 9.2%
$1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,525,590
1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	1,058,970
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,118,240
2,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.00%, 7/1/28(5)(6)	2,157,736
		$5,860,536
Insured-Transportation — 13.2%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$799,836
1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	1,006,610
1,000	College Park, (Atlanta International Airport), (FGIC), 4.50%, 1/1/31	$1,000,320
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,175,520
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	463,433
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,149,710
300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	317,790
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36(5)(6)	1,588,950
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(5)(6)	914,027
		$8,416,196
Insured-Water and Sewer — 17.3%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,201,783
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,086,340
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	514,495
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,072,540
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	528,150
1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	1,264,923
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,124,710
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,142,720
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,151,430
		$11,087,091
Lease Revenue / Certificates of Participation — 1.4%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$887,000
		$887,000
Transportation — 0.4%
$250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	$254,938
		$254,938
Total Tax-Exempt Investments — 108.9% (identified cost $65,406,489)		$69,684,605
Other Assets, Less Liabilities — (8.9)%		$(5,685,618)
Net Assets — 100.0%		$63,998,987

See notes to financial statements

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 66.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 26.2% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $1,469,787 or 2.3% of the Fund’s net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  As restated, see note 13.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 101.0%

Principal Amount (000’s omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,299,712
		$1,299,712
Electric Utilities — 5.3%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,228,695
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,050,150
		$3,278,845
General Obligations — 2.5%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,555,083
		$1,555,083
Housing — 1.6%
$1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), Variable Rate, 5.00%, 6/1/35	$1,024,510
		$1,024,510
Industrial Development Revenue — 5.4%
$1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,537,095
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,858,438
		$3,395,533
Insured-Education — 3.3%
$2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	$2,085,880
		$2,085,880
Insured-Electric Utilities — 1.8%
$2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	$1,115,380
		$1,115,380
Insured-Escrowed / Prerefunded — 8.5%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,061,850
1,000	Kentucky Property and Buildings Commission, (MBIA), Prerefunded to 10/1/11, 5.375%, 10/1/16	1,081,030
1,000	Kentucky Property and Buildings Commission, (MBIA), Prerefunded to 5/1/10, 5.75%, 5/1/20	1,073,610
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	$1,028,940
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,048,060
		$5,293,490
Insured-General Obligations — 3.4%
$350	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27(1)(2)	$412,786
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(4)(5)	692,452
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,063,630
		$2,168,868
Insured-Hospital — 6.2%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$866,235
7,890	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,010,824
		$3,877,059
Insured-Industrial Development Revenue — 1.6%
$1,000	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$1,015,920
		$1,015,920
Insured-Lease Revenue / Certificates of Participation — 16.8%
$1,000	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$1,010,500
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,396,440
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,014,640
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,150,334
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,052,730
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,033,460
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,154,980
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,153,780
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(4)(5)	997,998

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$655	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	$608,547
		$10,573,409
Insured-Transportation — 19.2%
$3,000	Kenton County, Airport, (MBIA), (AMT), 6.30%, 3/1/15(3)	$3,097,530
1,195	Kenton County, Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,264,334
2,000	Kentucky EDA, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,120,740
1,000	Kentucky EDA, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	884,100
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	3,089,550
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	1,541,745
		$11,997,999
Insured-Water and Sewer — 10.9%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,563,285
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,035,400
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,077,193
3,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	3,142,830
		$6,818,708
Lease Revenue / Certificates of Participation — 6.8%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$794,690
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,465,705
		$4,260,395
Other Revenue — 0.6%
$4,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$274,134
3,500	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	119,980
		$394,114
Senior Living / Life Care — 5.0%
$3,000	Kenton County, (Highland Terrace), (AMT), (FHA), 6.95%, 12/1/26	$3,108,750
		$3,108,750

		Value
Total Tax-Exempt Investments — 101.0% (identified cost $58,517,667)		$63,263,655
Other Assets, Less Liabilities — (1.0)%		$(655,847)
Net Assets — 100.0%		$62,607,808

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 71.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.2% to 25.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $412,786 or 0.7% of the Fund’s net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  As restated, see note 13.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 105.6%

Principal Amount (000’s omitted)	Security	Value
Escrowed / Prerefunded — 1.6%
$525	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	$536,608
		$536,608
Hospital — 11.0%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$1,026,480
1,035	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	1,082,372
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	504,210
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	1,032,584
		$3,645,646
Housing — 1.8%
$45	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	$45,905
445	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	145,052
385	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	394,856
		$585,813
Industrial Development Revenue — 4.5%
$415	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$445,834
500	Saint Bernard Parish, (Mobil Oil), (AMT), 5.90%, 11/1/26	516,195
500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	512,480
		$1,474,509
Insured-Education — 17.3%
$500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$517,280
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	507,065
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,062,340
850	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	872,202
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	$515,990
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	1,014,720
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,251,720
		$5,741,317
Insured-Electric Utilities — 6.6%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$810,450
1,350	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(4)(5)	1,378,750
		$2,189,200
Insured-Escrowed / Prerefunded — 6.0%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(3)	$1,582,020
335	Puerto Rico, Prerefunded to 7/1/12, Variable Rate, (FGIC), 7.731%, 7/1/32(1)(2)	408,120
		$1,990,140
Insured-General Obligations — 12.4%
$750	Louisiana, (CIFG), 5.00%, 7/15/25	$795,240
500	Louisiana, (FGIC), 5.00%, 11/15/20	520,290
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,511,032
800	New Orleans, (AMBAC), 0.00%, 9/1/16	510,000
300	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27(1)(2)	353,817
360	Puerto Rico, (MBIA), 5.50%, 7/1/20(4)(5)	415,471
		$4,105,850
Insured-Hospital — 2.5%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$813,952
		$813,952
Insured-Industrial Development Revenue — 3.9%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,288,100
		$1,288,100

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.9%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$521,460
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	512,095
540	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(4)(5)	598,799
		$1,632,354
Insured-Other Revenue — 3.8%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$508,225
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	740,222
		$1,248,447
Insured-Special Tax Revenue — 8.3%
$750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	$793,478
1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,029,350
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	531,014
350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.445%, 7/1/28(1)(2)	378,868
		$2,732,710
Insured-Transportation — 2.2%
$630	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(4)(5)	$724,324
		$724,324
Insured-Water and Sewer — 4.5%
$1,500	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,481,850
		$1,481,850
Other Revenue — 7.1%
$2,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$130,540
1,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	58,276
1,050	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(4)(5)	1,126,556
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,054,440
		$2,369,812
Senior Living / Life Care — 4.1%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$510,605
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	861,356
		$1,371,961
Transportation — 3.1%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,019,810
		$1,019,810
Total Tax-Exempt Investments — 105.6% (identified cost $33,117,283)		$34,952,403
Other Assets, Less Liabilities — (5.6)%		$(1,856,375)
Net Assets — 100.0%		$33,096,028

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 68.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.3% to 29.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $1,140,805 or 3.4% of the Fund’s net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  As restated, see note 13.

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 108.7%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.7%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,263,712
		$1,263,712
Education — 14.1%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,131,400
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,275,582
500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	517,115
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/32	1,350,713
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.50%, 6/1/21	522,765
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,067,020
425	Westminster, Educational Facilities, (McDaniel College), 5.50%, 4/1/27	449,119
		$10,313,714
Escrowed / Prerefunded — 7.8%
$1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	$1,316,565
3,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39(1)	3,491,605
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	896,864
		$5,705,034
General Obligations — 2.5%
$1,000	Montgomery County, 5.25%, 10/1/19	$1,075,640
1,100	Puerto Rico, 0.00%, 7/1/16	728,134
		$1,803,774
Health Care-Miscellaneous — 1.8%
$1,255	Baltimore County, Economic Development Revenue, (Revisions, Inc.), 8.50%, 8/15/25	$1,332,182
		$1,332,182
Hospital — 9.2%
$1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	$1,060,930
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,093,360
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,409,430
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	1,024,110
1,355	Prince George’s County, (Greater Southeast Healthcare System), 6.375%, 1/1/13(2)	35,230
3,800	Prince George’s County, (Greater Southeast Healthcare System), 6.375%, 1/1/23(2)	98,800
		$6,721,860
Housing — 1.4%
$1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	$1,038,170
		$1,038,170
Industrial Development Revenue — 1.7%
$1,000	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$993,110
215	Maryland EDA, (AFCO Cargo), (AMT), 7.34%, 7/1/24	226,619
		$1,219,729
Insured-Education — 2.0%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,452,108
		$1,452,108
Insured-Electric Utilities — 11.9%
$2,070	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	$2,182,442
1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,588,905
4,650	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(5)(6)	4,911,361
		$8,682,708
Insured-Escrowed / Prerefunded — 4.7%
$3,125	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,420,687
		$3,420,687

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-General Obligations — 2.2%
$350	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27(3)(4)	$412,787
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,174,170
		$1,586,957
Insured-Hospital — 12.1%
$4,860	Maryland Health and Higher Educational Facilities Authority, (AMBAC), 5.25%, 8/15/38(5)(6)	$5,606,593
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,176,586
		$8,783,179
Insured-Housing — 4.0%
$2,895	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$2,897,982
		$2,897,982
Insured-Lease Revenue / Certificates of Participation — 2.3%
$1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(5)(6)	$1,663,330
		$1,663,330
Insured-Other Revenue — 1.4%
$1,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,037,660
		$1,037,660
Insured-Special Tax Revenue — 8.4%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$2,150,580
2,010	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(5)(6)	2,033,008
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	205,513
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	559,120
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	72,597
2,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	418,056
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	676,860
		$6,115,734
Insured-Transportation — 5.8%
$1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	$1,051,850
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,569,195
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,581,390
		$4,202,435
Insured-Water and Sewer — 6.9%
$500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$525,000
1,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/36	1,054,360
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,099,710
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,321,240
		$5,000,310
Other Revenue — 3.3%
$4,300	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$280,661
3,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	126,836
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	935,893
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,068,450
		$2,411,840
Senior Living / Life Care — 0.5%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$387,896
		$387,896
Special Tax Revenue — 3.0%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$816,503
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	560,960
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	829,744
		$2,207,207
Total Tax-Exempt Investments — 108.7% (identified cost $78,544,333)		$79,248,208
Other Assets, Less Liabilities — (8.7)%		$(6,348,460)
Net Assets — 100.0%		$72,899,748

See notes to financial statements

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 56.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 21.7% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Defaulted bond.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $412,787 or 0.6% of the Fund’s net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  As restated, see note 13.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 105.5%

Principal Amount (000’s omitted)	Security	Value
Escrowed / Prerefunded — 1.4%
$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,080,980
		$1,080,980
Hospital — 10.6%
$1,000	Johnson County, (Western Missouri Medical Center), 5.00%, 6/1/25	$1,045,070
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	418,860
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,111,499
1,500	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.30%, 5/15/28	1,533,165
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	1,021,010
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	505,677
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	265,565
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,254,600
		$8,155,446
Housing — 2.8%
$935	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$984,059
120	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	121,392
40	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	40,620
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	512,984
500	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	508,155
		$2,167,210
Industrial Development Revenue — 5.7%
$425	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$425,293
595	Kansas City Industrial Development Authority, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	614,278
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,102,240
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	$1,255,764
1,000	Saint Louis Industrial Development Authority, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,021,540
		$4,419,115
Insured-Education — 2.6%
$1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	$1,011,100
1,000	Northwest Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	1,006,010
		$2,017,110
Insured-Electric Utilities — 10.2%
$2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,354,985
1,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	997,520
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	1,061,590
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/34	1,051,330
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32(1)	1,044,320
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(4)(5)	1,362,852
		$7,872,597
Insured-Escrowed / Prerefunded — 7.1%
$575	Missouri State Health and Educational Facilities Authority, (Saint Louis Children’s Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	$540,690
661	Puerto Rico Building Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(4)(5)	716,807
2,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, 5.00%, 6/1/26(4)(5)	2,066,170
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,145,500
		$5,469,167
Insured-General Obligations — 7.7%
$1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	$1,377,987
900	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27(2)(3)	1,061,451

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-General Obligations (continued)
$1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	$1,289,359
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,130,040
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,091,790
		$5,950,627
Insured-Hospital — 9.1%
$9,500	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,151,185
540	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	278,230
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,576,650
		$7,006,065
Insured-Lease Revenue / Certificates of Participation — 15.8%
$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,087,690
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,085,230
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	536,340
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	2,008,860
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,099,360
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	922,846
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	697,681
239	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(4)(5)	254,245
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(4)(5)	1,330,664
2,000	Saint Louis Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,146,480
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,050,030
		$12,219,426
Insured-Other Revenue — 1.0%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$795,412
		$795,412
Insured-Special Tax Revenue — 11.3%
$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), 5.00%, 7/1/28	$1,547,355
1,000	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	1,042,630
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	2,200,607
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	628,260
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,118,240
2,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28(4)(5)	2,157,736
		$8,694,828
Insured-Transportation — 9.0%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	$1,566,315
1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,724,565
570	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), 5.25%, 7/1/41(4)(5)	655,340
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	774,248
910	Saint Louis Airport, (Lambert International Airport), (FGIC), 6.00%, 7/1/14	1,029,665
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,179,430
		$6,929,563
Pooled Loans — 3.6%
$2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	$2,752,613
		$2,752,613
Senior Living / Life Care — 4.6%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$1,003,960
500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.70%, 8/15/22	533,545
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	2,058,620
		$3,596,125

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Transportation — 1.4%
$1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	$1,065,010
$1,065,010
Water and Sewer — 1.6%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$521,773
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	746,860
$1,268,633
Total Tax-Exempt Investments — 105.5% (identified cost $76,202,542)	$81,459,927
Other Assets, Less Liabilities — (5.5%)	$(4,227,024)
Net Assets — 100.0%	$77,232,903

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 69.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 25.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $1,061,451 or 1.4% of the Fund’s net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  As restated, see note 13.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 116.6%

Principal Amount (000’s omitted)	Security	Value
Education — 12.0%
$1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	$1,045,630
2,700	North Carolina Educational Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	2,789,181
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,717,206
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,034,451
		$9,586,468
Electric Utilities — 22.7%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	$5,251,800
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,362,437
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,799,250
1,950	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,241,702
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,273,540
4,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29(1)(5)	4,200,600
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,060,100
		$18,189,429
Escrowed / Prerefunded — 11.5%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,087,670
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25(2)	1,066,740
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,100,170
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	998,690
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17(3)	2,410,491
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	481,576
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,597,245
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	479,127
		$9,221,709
General Obligations — 1.3%
$1,000	Charlotte, 5.00%, 7/1/29	$1,049,770
		$1,049,770
Hospital — 8.8%
$4,800	Charlotte-Mecklenberg, Hospital Authority, (Carolinas Healthcare System), 5.00%, 1/15/45(1)(5)	$4,942,688
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	541,837
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,042,400
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	517,275
		$7,044,200
Housing — 7.4%
$1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	$1,435,980
285	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	326,308
1,000	North Carolina Housing Finance Agency, 4.90%, 7/1/37(4)	1,000,000
2,500	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,501,800
625	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	635,181
		$5,899,269
Insured-Education — 7.4%
$1,000	Appalachian State University, (MBIA), 5.00%, 7/15/24	$1,062,120
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), 5.25%, 11/1/21	1,461,281
1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	1,365,170
2,000	University of North Carolina at Charlotte, (AMBAC), 4.75%, 10/1/35	2,044,180
		$5,932,751
Insured-Electric Utilities — 2.1%
$1,650	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)(5)	$1,685,140
		$1,685,140
Insured-Escrowed / Prerefunded — 2.4%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,869,052
		$1,869,052

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-General Obligations — 2.5%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)(5)	$969,433
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,056,839
		$2,026,272
Insured-Hospital — 9.9%
$1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,296,252
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,079,340
935	North Carolina Medical Care Commission, (Memorial Mission Hospital), (FSA), 0.00%, 10/1/06	932,270
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,037,070
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,275,122
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,340,420
		$7,960,474
Insured-Lease Revenue / Certificates of Participation — 1.7%
$1,260	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)(5)	$1,397,197
		$1,397,197
Insured-Special Tax Revenue — 3.8%
$3,000	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(1)(5)	$3,034,340
		$3,034,340
Insured-Transportation — 9.9%
$500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	$530,425
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,117,020
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36(1)(5)	3,177,900
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)(5)	2,069,496
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,032,020
		$7,926,861
Insured-Water and Sewer — 4.9%
$1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	$1,790,987
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	540,860
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,576,110
		$3,907,957
Lease Revenue / Certificates of Participation — 3.2%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,037,310
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,551,525
		$2,588,835
Senior Living / Life Care — 0.3%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$255,773
		$255,773
Water and Sewer — 4.8%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,786,751
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,082,815
		$3,869,566
Total Tax-Exempt Investments — 116.6% (identified cost $88,131,074)		$93,445,063
Other Assets, Less Liabilities — (16.6)%		$(13,293,644)
Net Assets — 100.0%		$80,151,419

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 38.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 15.1% of total investments.

(1)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  When-issued security.

(5)  As restated, see note 13.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 113.0%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 2.1%
$2,000	Western Generation Agency, (Wauna Cogeneration), (AMT), 7.40%, 1/1/16	$2,007,560
		$2,007,560
Education — 1.1%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$1,032,760
		$1,032,760
Electric Utilities — 2.1%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,050
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,025,610
		$2,026,660
Escrowed / Prerefunded — 3.1%
$1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	$1,324,875
1,500	Umatilla County, Hospital Facility Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,608,570
		$2,933,445
General Obligations — 12.2%
$1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	$858,684
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,430,929
660	Oregon Veterans Welfare, 5.25%, 10/1/42	672,870
1,560	Oregon Veterans Welfare, 5.50%, 12/1/42	1,603,898
475	Oregon Veterans Welfare, 5.90%, 10/1/17	475,926
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,635,220
		$11,677,527
Hospital — 2.2%
$2,105	Hood River County, Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,141,248
		$2,141,248
Housing — 19.2%
$905	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$959,716
2,170	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 5.00%, 1/1/25	$2,218,087
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	766,372
1,500	Oregon Housing and Community Services Department, MFMR, (AMT), 6.20%, 7/1/28	1,531,335
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,502,350
905	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	923,914
570	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	576,327
595	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	601,628
3,710	Portland Housing Authority, MFMR, (Berry Ridge), (AMT), 6.30%, 5/1/29	3,743,575
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,970,479
1,500	Washington County Housing Authority, MFMR, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,550,310
		$18,344,093
Industrial Development Revenue — 7.1%
$590	Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$593,499
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,502,940
335	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	335,945
2,250	Port of Portland, Special Obligation Revenue Bonds, (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22(1)	572,040
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	830,241
920	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	920,037
		$6,754,702
Insured-Education — 4.3%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,543,097
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,558,005
		$4,101,102
Insured-Electric Utilities — 5.0%
$750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	$808,845
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,057,090
1,750	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	1,845,060
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,059,270
		$4,770,265

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-Escrowed / Prerefunded — 8.4%
$1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26	$1,851,693
3,900	Puerto Rico, Prerefunded to 7/1/12, (FGIC), 5.00%, 7/1/32(4)(5)	4,183,751
1,900	Umatilla County, School District No. 008R, Prerefunded to 6/15/09, (MBIA), 5.20%, 6/15/19(4)(5)	1,981,577
		$8,017,021
Insured-General Obligations — 18.6%
$1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	$1,406,448
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	641,680
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,418,301
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	608,390
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	210,654
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	536,655
2,000	Linn County, School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,375,020
4,000	Linn County, School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30(4)(5)	4,767,100
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,712,624
1,000	Oregon State Local Governments, (MBIA), 5.00%, 12/1/23	1,073,340
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(4)(5)	692,452
2,000	Washington County, School District No. 15, (Forest Grove), (FSA), 5.50%, 6/15/21	2,321,380
		$17,764,044
Insured-Hospital — 0.5%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$517,420
		$517,420
Insured-Lease Revenue / Certificates of Participation — 5.0%
$2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	$2,122,920
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,604,745
900	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(4)(5)	997,998
		$4,725,663
Insured-Special Tax Revenue — 3.9%
$1,200	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(4)(5)	$1,213,736
730	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	272,772
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	108,896
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.445%, 7/1/28(2)(3)	1,515,472
3,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	622,763
		$3,733,639
Insured-Transportation — 3.0%
$700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.735%, 7/1/32(2)(3)	$781,053
1,800	Puerto Rico Highway and Transportaton Authority, (CIFG), 5.25%, 7/1/41(4)(5)	2,069,496
		$2,850,549
Insured-Water and Sewer — 3.7%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,666,256
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,051,640
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	788,745
		$3,506,641
Other Revenue — 1.7%
$1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(4)(5)	$1,609,365
		$1,609,365
Senior Living / Life Care — 1.9%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,812,545
		$1,812,545
Special Tax Revenue — 5.7%
$2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	$1,245,098
4,000	Tri-County Metropolitan Transportation District, 5.00%, 8/1/19(4)(5)	4,157,220
		$5,402,318

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Transportation — 2.2%
$2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	$2,105,380
		$2,105,380
Total Tax-Exempt Investments — 113.0% (identified cost $104,119,324)		$107,833,947
Other Assets, Less Liabilities — (13.0)%		$(12,389,563)
Net Assets — 100.0%		$95,444,384

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 46.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 20.2% to 3.0% of total investments.

(1)  Defaulted bond.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $2,296,525 or 2.4% of the Fund’s net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  As restated, see note 13.

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 113.7%

Principal Amount (000’s omitted)	Security	Value
Education — 2.4%
$1,175	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$1,179,665
1,000	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,043,840
		$2,223,505
Electric Utilities — 0.9%
$750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$785,197
		$785,197
Escrowed / Prerefunded — 3.7%
$695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	$725,497
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,151,300
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,542,486
		$3,419,283
General Obligations — 9.6%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,575,330
2,000	Charleston Educational Excellence Financing Corp., 5.00%, 12/1/31	2,085,420
2,000	Lexington County, School District No. 1, 4.75%, 2/1/28	2,058,860
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,138,306
2,360	South Carolina, 3.25%, 8/1/30	1,929,017
		$8,786,933
Hospital — 1.6%
$1,000	Lexington County, (Health Services District, Inc.), 5.50%, 11/1/32	$1,054,040
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	265,550
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), 6.375%, 8/1/34	185,447
		$1,505,037
Housing — 0.4%
$320	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$320,346
		$320,346
Industrial Development Revenue — 3.8%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	$1,427,720
135	Florence County, (Stone Container), 7.375%, 2/1/07	135,206
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	400,116
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,519,378
		$3,482,420
Insured-Education — 7.5%
$240	Citadel Military College, (AMBAC), 4.50%, 4/1/23	$244,877
1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	1,048,120
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,353,350
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, (MBIA), 5.00%, 7/1/33(3)(5)	1,550,050
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,373,823
1,285	University of South Carolina, (MBIA), 4.50%, 6/1/29	1,289,562
		$6,859,782
Insured-Electric Utilities — 13.6%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,645,925
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	892,849
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	999,124
1,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(3)(5)	1,584,307
5,000	South Carolina Public Service Authority (Santee Cooper), (MBIA), 5.00%, 1/1/36	5,248,800
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,068,910
		$12,439,915

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-Escrowed / Prerefunded — 1.2%
$990	Puerto Rico, Prerefunded to 7/1/12, (FGIC), 5.00%, 7/1/32(3)(5)	$1,062,029
		$1,062,029
Insured-General Obligations — 6.5%
$1,000	Anderson County, School District No. 4 (FSA), 4.50%, 3/1/25	$1,011,960
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	887,198
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,033,190
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29(3)(5)	2,296,345
600	Puerto Rico, (MBIA), 5.50%, 7/1/20(3)(5)	692,452
		$5,921,145
Insured-Hospital — 1.2%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,062,520
		$1,062,520
Insured-Lease Revenue / Certificates of Participation — 10.0%
$2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	$2,930,015
1,000	Lexington, School District No. 2, (CIFG), 4.75%, 12/1/31	1,019,090
1,245	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(3)(5)	1,380,564
3,665	Scago Educational Facilities Corp., Cherokee School District No 1, (FSA), 5.00%, 12/1/30	3,839,051
		$9,168,720
Insured-Other Revenue — 2.0%
$1,710	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/25	$1,790,644
		$1,790,644
Insured-Pooled Loans — 5.7%
$4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(3)(5)	$5,210,524
		$5,210,524
Insured-Special Tax Revenue — 3.8%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,084,890
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,199,700
260	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.445%, 7/1/28(1)(2)	281,445
2,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	$930,682
		$3,496,717
Insured-Transportation — 9.9%
$990	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32(3)(5)	$1,028,211
2,700	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)(5)	3,104,244
1,095	Richland Lexington, Airport, (AMT), (CIFG), 5.00%, 1/1/21	1,153,780
2,300	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	2,390,919
1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,318,837
		$8,995,991
Insured-Utilities — 6.2%
$2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32(4)	$2,382,300
1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	1,180,990
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,123,160
		$5,686,450
Insured-Water and Sewer — 9.8%
$750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	$779,010
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,045,110
1,000	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/27	1,041,000
2,800	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/34	2,925,272
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,560,255
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	514,535
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,065,960
		$8,931,142
Lease Revenue / Certificates of Participation — 8.5%
$1,000	Dorchester County, School District No. 2, 5.00%, 12/1/30	$1,031,920
3,000	Greenville County, School District, 5.00%, 12/1/24(3)(5)	3,160,950
1,420	Lexington, One School Facility Corp., 5.00%, 12/1/23	1,491,383
2,000	Lexington, One School Facility Corp., 5.00%, 12/1/26	2,087,100
		$7,771,353

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Other Revenue — 4.3%
$1,650	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(3)(5)	$1,770,301
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,151,460
$3,921,761
Pooled Loans — 1.1%
$1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	$1,001,290
$1,001,290
Total Tax-Exempt Investments — 113.7% (identified cost $98,918,100)	$103,842,704
Other Assets, Less Liabilities — (13.7%)	$(12,491,606)
Net Assets — 100.0%	$91,351,098

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 68.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 22.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $281,445 or 0.3% of the Fund’s net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5) As restated, see note 13.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 106.0%

Principal Amount (000’s omitted)	Security	Value
Education — 2.8%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,534,230
		$1,534,230
Electric Utilities — 2.8%
$1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	$1,037,680
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	525,075
		$1,562,755
Escrowed / Prerefunded — 3.4%
$1,000	Montgomery County, (Clarksville Regional Health System), Prerefunded to 1/1/08, 5.375%, 1/1/28	$1,031,000
470	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	532,256
280	Sullivan County, Health, Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	317,089
		$1,880,345
Hospital — 2.9%
$1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	$1,060,330
500	Knox County, Health Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	530,795
		$1,591,125
Housing — 0.8%
$415	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	$418,984
		$418,984
Industrial Development Revenue — 1.8%
$475	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$490,922
500	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	507,530
		$998,452
Insured-Cogeneration — 1.9%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,035,190
		$1,035,190
Insured-Education — 4.5%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,021,550
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,452,445
		$2,473,995
Insured-Electric Utilities — 18.6%
$650	Bristol, Electric Revenue, (AMBAC), 4.75%, 9/1/24	$671,885
1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18(1)	1,237,460
1,750	Madison County, Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,778,087
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,046,440
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,277,660
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	1,051,490
1,500	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	1,581,480
500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	529,635
250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	261,080
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(5)(7)	851,782
		$10,286,999
Insured-Escrowed / Prerefunded — 11.0%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$543,835
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	271,458
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,554,225
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,060,870
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, 5.00%, 6/1/26(5)(7)	1,033,085
1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,589,055
		$6,052,528

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-General Obligations — 9.8%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$822,211
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,374,175
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	557,395
500	Lincoln County, (FGIC), 5.25%, 4/1/21	567,050
700	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27(2)(3)	825,573
250	Putnam County, (FGIC), 5.25%, 4/1/20	282,638
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	1,008,120
		$5,437,162
Insured-Hospital — 2.8%
$1,500	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	$1,554,645
		$1,554,645
Insured-Lease Revenue / Certificates of Participation — 2.0%
$1,020	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(5)(7)	$1,131,064
		$1,131,064
Insured-Pooled Loans — 1.9%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,046,290
		$1,046,290
Insured-Special Tax Revenue — 5.1%
$1,370	Memphis-Shelby County, Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	$1,440,418
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	838,680
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	513,503
		$2,792,601
Insured-Transportation — 7.4%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,612,425
1,000	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,054,540
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	783,158
570	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(5)(7)	655,340
		$4,105,463
Insured-Water and Sewer — 22.4%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,116,070
1,500	Davidson and Williamson Counties, Harpeth Valley Utilities District, (MBIA), 5.00%, 9/1/34	1,565,805
1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31(4)	1,054,500
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	934,640
875	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	892,588
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,035,330
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,087,190
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,578,765
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34(6)	2,078,620
1,000	White House Utility District, Water and Wastewater, (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32	1,032,270
		$12,375,778
Other Revenue — 4.1%
$2,000	Tennessee Energy Acquisition Corp., 5.25%, 9/1/26(5)(7)	$2,243,110
		$2,243,110
Total Tax-Exempt Investments — 106.0% (identified cost $55,163,464)		$58,520,716
Other Assets, Less Liabilities — (6.0%)		$(3,300,965)
Net Assets — 100.0%		$55,219,751

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 82.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 29.7% of total investments.

See notes to financial statements

(1)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $825,573 or 1.5% of the Fund’s net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(4)  When-issued security.

(5)  Security valued at fair value methods determined in good faith by or at the direction of the Trustees.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)  As restated, see note 13.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of August 31, 2006

PORTFOLIO OF INVESTMENTS (As Restated - See Note 13)

Tax-Exempt Investments — 114.6%

Principal Amount (000’s omitted)	Security	Value
Education — 3.3%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$800,232
2,920	Virginia College Building Authority, 4.75%, 9/1/35	2,977,436
		$3,777,668
Electric Utilities — 1.8%
$2,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29(4)(5)	$2,100,300
		$2,100,300
Escrowed / Prerefunded — 1.7%
$1,750	Virginia Resource Authority, Clean Water, (Revolving Fund), Prerefunded to 10/1/10, 5.625%, 10/1/22	$1,885,817
		$1,885,817
General Obligations — 3.2%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,486,091
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,115,240
		$3,601,331
Hospital — 14.2%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,322,900
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,614,345
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,161,780
5,000	Fairfax County Industrial Development Authority, (Inova Health System), 5.00%, 8/15/23(4)(5)	5,365,797
1,850	Henrico County, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,954,987
1,560	Prince William County Industrial Development Authority, 5.20%, 10/1/30	1,645,987
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,062,990
		$16,128,786
Housing — 5.2%
$1,000	Alexandria, Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	$1,021,100
1,885	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	$1,930,485
3,000	Virginia Housing Development Authority, 4.75%, 7/1/22	3,027,570
		$5,979,155
Industrial Development Revenue — 3.2%
$1,250	James City County Industrial Development Authority, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,277,500
2,270	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,416,460
		$3,693,960
Insured-Education — 6.7%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$7,652,185
		$7,652,185
Insured-Electric Utilities — 6.3%
$495	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(4)(5)	$522,822
2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(4)(5)	2,384,991
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,129,060
3,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(4)(5)	3,168,620
		$7,205,493
Insured-Escrowed / Prerefunded — 2.8%
$3,000	Virginia College Building Authority, (Regent University), (MBIA), Prerefunded to 10/1/11, 5.125%, 10/1/31	$3,210,000
		$3,210,000
Insured-General Obligations — 2.9%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$714,650
1,000	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27(1)(2)	1,179,390
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20(4)(5)	1,384,904
		$3,278,944
Insured-Hospital — 6.4%
$1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	$1,824,870
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,462,300
		$7,287,170

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Insured-Housing — 3.3%
$3,600	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36(4)(5)	$3,790,650
		$3,790,650
Insured-Lease Revenue / Certificates of Participation — 8.1%
$900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$964,476
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(4)(5)	1,995,996
6,250	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	6,228,063
		$9,188,535
Insured-Pooled Loans — 1.8%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$256,053
1,740	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,825,243
		$2,081,296
Insured-Special Tax Revenue — 1.8%
$1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$523,124
860	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	208,111
7,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,341,060
		$2,072,295
Insured-Transportation — 20.3%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, District, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,879,400
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,032,150
1,000	Metropolitan Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,045,710
1,900	Metropolitan Washington, DC, Authority Airport System, (MBIA), (AMT), 5.00%, 10/1/35	1,973,720
3,255	Metropolitan Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,496,456
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	1,034,630
3,055	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,512,364
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36(4)(5)	794,475
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,416,867
		$23,185,772
Insured-Utilities — 0.9%
$1,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	$1,037,830
		$1,037,830
Insured-Water and Sewer — 5.2%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,145,460
1,000	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,013,720
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,112,760
2,500	Virginia Resource Authority, (MBIA), 5.50%, 5/1/26	2,679,925
		$5,951,865
Other Revenue — 7.3%
$7,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$456,890
6,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	205,680
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,315,263
3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 5.50%, 10/1/34(4)(5)	3,216,260
3,000	Tobacco Settlement Financing Corp., Variable Rate, 5.625%, 6/1/37(4)(5)	3,139,550
		$8,333,643
Senior Living / Life Care — 0.9%
$1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	$1,023,540
		$1,023,540
Special Tax Revenue — 0.3%
$300	Heritage Hunt, Community Development Authority, 6.85%, 3/1/19	$304,470
		$304,470

See notes to financial statements

Principal Amount (000’s omitted)	Security	Value
Water and Sewer — 7.0%
$4,250	Fairfax County, Water Authority, 5.00%, 4/1/21(3)	$4,713,548
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	3,229,064
		$7,942,612
Total Tax-Exempt Investments — 114.6% (identified cost $121,403,184)		$130,713,317
Other Assets, Less Liabilities — (14.6%)		$(16,656,298)
Net Assets — 100.0%		$114,057,019

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 58.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 33.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $1,179,390 or 1.0% of the Fund’s net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  As restated, see note 13.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (As Restated - See Note 13)

As of August 31, 2006

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Assets
Investments —
Identified cost	$54,916,968	$56,346,435	$65,406,489	$58,517,667
Unrealized appreciation	3,670,664	2,637,381	4,278,116	4,745,988
Investments, at value	$58,587,632	$58,983,816	$69,684,605	$63,263,655
Cash	$118,313	$612,088	$329,668	$55,796
Receivable for investments sold	68,800	—	—	—
Receivable for Fund shares sold	59,875	342,347	210,944	128,975
Interest receivable	610,499	781,296	768,319	700,109
Total assets	$59,445,119	$60,719,547	$70,993,536	$64,148,535
Liabilities
Payable for investments purchased	$—	$1,062,904	$—	$—
Payable for Fund shares redeemed	121,330	259,884	151,874	33,735
Payable for daily variation margin on open financial futures contracts	26,976	—	38,156	21,656
Demand note payable	—	—	—	300,000
Dividends payable	95,137	89,947	97,636	84,413
Interest expense and fees payable	11,958	14,185	56,379	8,254
Payable for floating rate notes issued	1,480,000	3,365,000	6,550,000	1,000,000
Payable for open swap contracts	—	262,475	—	—
Payable to affiliate for investment advisory fees	13,789	12,803	16,321	15,861
Payable to affiliate for distribution and service fees	28,633	23,455	30,339	27,513
Accrued expenses	53,335	45,402	53,844	49,295
Total liabilities	$1,831,158	$5,136,055	$6,994,549	$1,540,727
Net Assets	$57,613,961	$55,583,492	$63,998,987	$62,607,808
Sources of Net Assets
Paid-in capital	$54,513,831	$54,154,263	$61,581,962	$61,516,273
Accumulated net realized loss (computed on the basis of identified cost)	(406,128)	(867,122)	(1,765,499)	(3,520,191)
Distributions in excess of net investment income	(95,137)	(78,554)	(54,362)	(84,413)
Net unrealized appreciation (computed on the basis of identified cost)	3,601,395	2,374,905	4,236,886	4,696,139
Total	$57,613,961	$55,583,492	$63,998,987	$62,607,808
Class A Shares
Net Assets	$43,162,621	$46,779,486	$49,431,227	$52,188,264
Shares Outstanding	4,353,324	4,690,445	5,228,019	5,649,740
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.91	$9.97	$9.46	$9.24
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$10.40	$10.47	$9.93	$9.70
Class B Shares
Net Assets	$13,853,737	$8,166,002	$13,382,477	$10,122,325
Shares Outstanding	1,271,322	762,196	1,325,063	1,015,514
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.90	$10.71	$10.10	$9.97
Class C Shares
Net Assets	$597,603	$638,004	$1,185,283	$297,219
Shares Outstanding	54,811	59,580	117,312	29,825
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.90	$10.71	$10.10	$9.97

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities (As Restated - See Note 13)

As of August 31, 2006

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments —
Identified cost	$33,117,283	$78,544,333	$76,202,542	$88,131,074
Unrealized appreciation	1,835,120	703,875	5,257,385	5,313,989
Investments, at value	$34,952,403	$79,248,208	$81,459,927	$93,445,063
Cash	$1,061,350	$1,726,915	$1,110,654	$1,619,845
Receivable for investments sold	38,110	—	20,000	—
Receivable for Fund shares sold	26,822	91,981	29,738	28,991
Interest receivable	371,653	852,490	893,310	853,058
Total assets	$36,450,338	$81,919,594	$83,513,629	$95,946,957
Liabilities
Payable for investments purchased	$531,584	$—	$987,125	$1,064,817
Payable for Fund shares redeemed	25,301	55,950	28,585	107,213
Payable for daily variation margin on open financial futures contracts	22,344	49,156	41,594	25,781
Dividends payable	68,538	83,718	103,034	137,726
Interest expense and fees payable	24,424	42,750	37,456	78,667
Payable for floating rate notes issued	2,620,000	8,680,000	4,980,000	12,900,000
Payable for open swap contracts	—	—	—	367,465
Payable for when-issued securities	—	—	—	1,000,000
Payable to affiliate for investment advisory fees	5,722	19,280	20,950	22,362
Payable to affiliate for distribution and service fees	15,039	34,904	32,970	34,629
Accrued expenses	41,358	54,088	49,012	56,878
Total liabilities	$3,354,310	$9,019,846	$6,280,726	$15,795,538
Net Assets	$33,096,028	$72,899,748	$77,232,903	$80,151,419
Sources of Net Assets
Paid-in capital	$31,938,563	$72,578,514	$73,187,057	$75,706,937
Accumulated net realized loss (computed on the basis of identified cost)	(614,507)	(544,278)	(1,063,561)	(366,700)
Accumulated undistributed (distributions in excess of) net investment income	(1,934)	315,299	(103,034)	(107,484)
Net unrealized appreciation (computed on the basis of identified cost)	1,773,906	550,213	5,212,441	4,918,666
Total	$33,096,028	$72,899,748	$77,232,903	$80,151,419
Class A Shares
Net Assets	$26,971,709	$55,380,468	$64,947,214	$67,479,804
Shares Outstanding	2,707,396	5,759,177	6,420,262	7,200,860
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.96	$9.62	$10.12	$9.37
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$10.46	$10.10	$10.62	$9.84
Class B Shares
Net Assets	$6,124,319	$17,177,726	$11,169,056	$12,144,913
Shares Outstanding	581,769	1,638,193	999,205	1,204,921
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.53	$10.49	$11.18	$10.08
Class C Shares
Net Assets	$—	$341,554	$1,116,633	$526,702
Shares Outstanding	—	32,609	99,994	52,300
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$10.47	$11.17	$10.07

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities (As Restated - See Note 13)

As of August 31, 2006

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Assets
Investments —
Identified cost	$104,119,324	$98,918,100	$55,163,464	$121,403,184
Unrealized appreciation	3,714,623	4,924,604	3,357,252	9,310,133
Investments, at value	$107,833,947	$103,842,704	$58,520,716	$130,713,317
Cash	$84,510	$1,010,737	$936,723	$55,735
Receivable for investments sold	—	—	—	200,000
Receivable for Fund shares sold	158,581	158,849	12	48,937
Interest receivable	1,215,646	1,224,015	662,829	1,443,229
Total assets	$109,292,684	$106,236,305	$60,120,280	$132,461,218
Liabilities
Payable for Fund shares redeemed	$206,005	$240,157	$32,713	$74,333
Payable for daily variation margin on open financial futures contracts	—	42,969	30,594	120,313
Demand note payable	—	—	—	800,000
Dividends payable	147,137	120,371	80,260	150,490
Interest expense and fees payable	95,388	98,565	62,614	134,598
Payable for floating rate notes issued	12,750,000	13,840,000	3,560,000	16,970,000
Payable for open swap contracts	524,950	419,960	—	—
Payable for when-issued securities	—	—	1,054,500	—
Due to custodian	—	—	—	16,155
Payable to affiliate for investment advisory fees	28,768	26,275	12,892	34,484
Payable to affiliate for distribution and service fees	45,528	42,668	24,110	53,352
Accrued expenses	50,524	54,242	42,846	50,474
Total liabilities	$13,848,300	$14,885,207	$4,900,529	$18,404,199
Net Assets	$95,444,384	$91,351,098	$55,219,751	$114,057,019
Sources of Net Assets
Paid-in capital	$93,655,788	$87,414,552	$52,499,153	$106,068,326
Accumulated net realized loss (computed on the basis of identified cost)	(1,316,189)	(401,297)	(523,337)	(1,054,422)
Accumulated undistributed (distributions in excess of) net investment income	(84,888)	(120,371)	(80,260)	62,595
Net unrealized appreciation (computed on the basis of identified cost)	3,189,673	4,458,214	3,324,195	8,980,520
Total	$95,444,384	$91,351,098	$55,219,751	$114,057,019
Class A Shares
Net Assets	$73,763,957	$71,412,028	$46,022,989	$89,097,661
Shares Outstanding	7,724,437	7,102,944	4,670,753	9,117,157
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.55	$10.05	$9.85	$9.77
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$10.03	$10.55	$10.34	$10.26
Class B Shares
Net Assets	$21,014,561	$17,666,662	$8,637,659	$24,411,005
Shares Outstanding	2,012,555	1,657,586	805,029	2,257,083
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.44	$10.66	$10.73	$10.82
Class C Shares
Net Assets	$665,866	$2,272,408	$559,103	$548,353
Shares Outstanding	63,789	213,201	52,159	50,710
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.44	$10.66	$10.72	$10.81

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Operations (As Restated - See Note 13)

For the Year Ended August 31, 2006

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investment Income
Interest	$2,861,759	$2,621,930	$3,406,358	$3,189,776
Total investment income	$2,861,759	$2,621,930	$3,406,358	$3,189,776
Expenses
Investment adviser fee	$169,657	$130,316	$181,679	$187,293
Trustees fees and expenses	6,904	1,725	6,904	6,904
Distribution and service fees —
Class A	84,043	79,697	91,528	99,071
Class B	151,511	83,477	134,450	111,563
Class C	678	613	1,534	791
Interest expense and fees	49,826	102,647	269,135	39,426
Legal and accounting services	39,672	35,365	38,779	56,092
Printing and postage	10,022	9,431	10,926	11,084
Custodian fee	46,207	38,460	44,984	46,893
Transfer and dividend disbursing agent fees	29,606	23,296	32,011	36,431
Registration fees	680	5,440	30	1,800
Miscellaneous	18,225	20,392	16,555	13,778
Total expenses	$607,031	$530,859	$828,515	$611,126
Deduct — Reduction of custodian fee	$11,232	$15,216	$14,979	$15,620
Total expense reductions	$11,232	$15,216	$14,979	$15,620
Net expenses	$595,799	$515,643	$813,536	$595,506
Net investment income	$2,265,960	$2,106,287	$2,592,822	$2,594,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$499,565	$(142,475)	$(789,766)	$205,710
Financial futures contracts	531,712	1,082,573	697,439	502,591
Net realized gain (loss)	$1,031,277	$940,098	$(92,327)	$708,301
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(888,255)	$(258,794)	$(168,603)	$(1,291,757)
Financial futures contracts	20,200	142,956	28,637	70,730
Interest rate swap contracts	—	(262,475)	—	—
Net change in unrealized appreciation (depreciation)	$(868,055)	$(378,313)	$(139,966)	$(1,221,027)
Net realized and unrealized gain (loss)	$163,222	$561,785	$(232,293)	$(512,726)
Net increase in net assets from operations	$2,429,182	$2,668,072	$2,360,529	$2,081,544

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Operations (As Restated - See Note 13)

For the Year Ended August 31, 2006

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest	$1,670,134	$4,217,296	$3,834,336	$4,142,837
Total investment income	$1,670,134	$4,217,296	$3,834,336	$4,142,837
Expenses
Investment adviser fee	$61,564	$215,115	$230,087	$247,445
Trustees fees and expenses	1,726	6,904	6,904	6,904
Distribution and service fees —
Class A	46,779	97,023	117,926	121,154
Class B	65,517	173,760	114,043	132,239
Class C	—	384	1,697	501
Interest expense and fees	77,302	509,442	190,801	282,803
Legal and accounting services	33,127	43,856	36,188	38,466
Printing and postage	3,714	11,850	10,025	14,402
Custodian fee	30,479	52,670	53,704	53,478
Transfer and dividend disbursing agent fees	12,444	39,061	35,555	45,981
Registration fees	1,257	3,729	2,519	—
Miscellaneous	11,196	21,440	11,815	19,848
Total expenses	$345,105	$1,175,234	$811,264	$963,221
Deduct —
Reduction of custodian fee	$8,410	$17,712	$25,972	$17,717
Total expense reductions	$8,410	$17,712	$25,972	$17,717
Net expenses	$336,695	$1,157,522	$785,292	$945,504
Net investment income	$1,333,439	$3,059,774	$3,049,044	$3,197,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$118,260	$89,599	$(9,466)	$(955,562)
Financial futures contracts	455,755	1,114,038	698,930	1,866,516
Interest rate swap contracts	—	—	—	(73,111)
Net realized gain	$574,015	$1,203,637	$689,464	$837,843
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(567,483)	$(1,143,626)	$(1,022,279)	$(475,779)
Financial futures contracts	21,626	(408)	24,923	236,876
Interest rate swap contracts	—	—	—	(367,465)
Net change in unrealized appreciation (depreciation)	$(545,857)	$(1,144,034)	$(997,356)	$(606,368)
Net realized and unrealized gain (loss)	$28,158	$59,603	$(307,892)	$231,475
Net increase in net assets from operations	$1,361,597	$3,119,377	$2,741,152	$3,428,808

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Operations (As Restated - See Note 13)

For the Year Ended August 31, 2006

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Investment Income
Interest	$5,314,966	$4,302,193	$2,703,548	$6,069,674
Total investment income	$5,314,966	$4,302,193	$2,703,548	$6,069,674
Expenses
Investment adviser fee	$323,109	$268,564	$143,273	$395,011
Trustees fees and expenses	6,904	6,904	6,904	8,975
Distribution and service fees —
Class A	136,952	124,318	85,036	161,654
Class B	203,989	168,858	89,047	251,266
Class C	906	5,239	790	1,135
Interest expense and fees	414,151	295,921	101,255	582,660
Legal and accounting services	38,831	39,097	34,610	40,922
Printing and postage	11,447	10,850	6,747	12,069
Custodian fee	63,804	59,282	43,101	73,235
Transfer and dividend disbursing agent fees	43,530	31,218	24,518	61,130
Registration fees	2,075	161	1,965	1,050
Miscellaneous	19,146	25,075	12,079	22,875
Total expenses	$1,264,844	$1,035,487	$549,325	$1,611,982
Deduct —
Reduction of custodian fee	$17,637	$17,285	$11,274	$12,064
Total expense reductions	$17,637	$17,285	$11,274	$12,064
Net expenses	$1,247,207	$1,018,202	$538,051	$1,599,918
Net investment income	$4,067,759	$3,283,991	$2,165,497	$4,469,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(145,232)	$(343,762)	$239,277	$(195,461)
Financial futures contracts	1,971,141	1,885,284	641,991	1,852,496
Interest rate swap contracts	—	(248,578)	—	—
Net realized gain	$1,825,909	$1,292,944	$881,268	$1,657,035
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(610,665)	$(646,242)	$(977,578)	$(1,743,297)
Financial futures contracts	264,734	112,242	31,966	(32,424)
Interest rate swap contracts	(524,950)	(419,960)	—	—
Net change in unrealized appreciation (depreciation)	$(870,881)	$(953,960)	$(945,612)	$(1,775,721)
Net realized and unrealized gain (loss)	$955,028	$338,984	$(64,344)	$(118,686)
Net increase in net assets from operations	$5,022,787	$3,622,975	$2,101,153	$4,351,070

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets (As Restated - See Note 13)

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,265,960	$2,106,287	$2,592,822	$2,594,270
Net realized gain (loss) from investment transactions and financial futures contracts	1,031,277	940,098	(92,327)	708,301
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(868,055)	(378,313)	(139,966)	(1,221,027)
Net increase in net assets from operations	$2,429,182	$2,668,072	$2,360,529	$2,081,544
Distributions to shareholders —
From net investment income
Class A	$(1,751,768)	$(1,771,903)	$(2,080,481)	$(2,196,481)
Class B	(544,405)	(325,511)	(537,066)	(432,099)
Class C	(2,218)	(2,129)	(5,630)	(2,941)
Total distributions to shareholders	$(2,298,391)	$(2,099,543)	$(2,623,177)	$(2,631,521)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,296,492	$11,410,374	$11,247,120	$4,669,738
Class B	412,120	784,050	606,329	207,115
Class C	586,421	629,075	1,164,507	321,573
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	843,071	943,488	1,171,909	1,352,426
Class B	299,906	196,067	284,468	254,337
Class C	922	2,077	5,005	2,478
Cost of shares redeemed
Class A	(4,362,135)	(3,189,515)	(6,460,476)	(5,167,331)
Class B	(2,538,762)	(698,351)	(1,343,447)	(2,128,294)
Class C	—	—	—	(29,911)
Net asset value of shares exchanged
Class A	1,868,643	1,120,116	1,139,567	1,375,759
Class B	(1,868,643)	(1,120,116)	(1,139,567)	(1,375,759)
Net increase (decrease) in net assets from Fund share transactions	$(2,461,965)	$10,077,265	$6,675,415	$(517,869)
Net increase (decrease) in net assets	$(2,331,174)	$10,645,794	$6,412,767	$(1,067,846)
Net Assets
At beginning of year	$59,945,135	$44,937,698	$57,586,220	$63,675,654
At end of year	$57,613,961	$55,583,492	$63,998,987	$62,607,808
Distributions in excess of net investment income included in net assets
At end of year	$(95,137)	$(78,554)	$(54,362)	$(84,413)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets (As Restated - See Note 13)

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,333,439	$3,059,774	$3,049,044	$3,197,333
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	574,015	1,203,637	689,464	837,843
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(545,857)	(1,144,034)	(997,356)	(606,368)
Net increase in net assets from operations	$1,361,597	$3,119,377	$2,741,152	$3,428,808
Distributions to shareholders —
From net investment income
Class A	$(1,066,523)	$(2,189,402)	$(2,609,685)	$(2,645,275)
Class B	(262,353)	(690,836)	(441,380)	(502,930)
Class C	—	(1,384)	(6,092)	(1,653)
Total distributions to shareholders	$(1,328,876)	$(2,881,622)	$(3,057,157)	$(3,149,858)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,973,662	$10,634,401	$14,773,278	$12,911,018
Class B	373,405	1,325,197	748,760	390,997
Class C	—	334,601	1,100,871	521,382
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	512,932	1,458,280	1,577,457	1,440,724
Class B	63,377	425,806	244,803	229,678
Class C	—	1,123	2,635	1,653
Cost of shares redeemed
Class A	(3,780,489)	(5,064,240)	(8,457,950)	(6,983,355)
Class B	(1,682,223)	(2,027,619)	(1,389,007)	(1,807,479)
Net asset value of shares exchanged
Class A	882,802	2,346,641	1,477,733	2,032,649
Class B	(882,802)	(2,346,641)	(1,477,733)	(2,032,649)
Net increase in net assets from Fund share transactions	$2,460,664	$7,087,549	$8,600,847	$6,704,618
Net increase in net assets	$2,493,385	$7,325,304	$8,284,842	$6,983,568
Net Assets
At beginning of year	$30,602,643	$65,574,444	$68,948,061	$73,167,851
At end of year	$33,096,028	$72,899,748	$77,232,903	$80,151,419
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(1,934)	$315,299	$(103,034)	$(107,484)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets (As Restated - See Note 13)

For the Year Ended August 31, 2006

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$4,067,759	$3,283,991	$2,165,497	$4,469,756
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	1,825,909	1,292,944	881,268	1,657,035
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(870,881)	(953,960)	(945,612)	(1,775,721)
Net increase in net assets from operations	$5,022,787	$3,622,975	$2,101,153	$4,351,070
Distributions to shareholders —
From net investment income
Class A	$(3,203,207)	$(2,662,621)	$(1,836,585)	$(3,466,210)
Class B	(843,969)	(640,046)	(334,142)	(934,418)
Class C	(3,332)	(18,193)	(2,777)	(4,013)
Total distributions to shareholders	$(4,050,508)	$(3,320,860)	$(2,173,504)	$(4,404,641)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,919,384	$25,850,366	$8,506,849	$12,824,961
Class B	1,465,060	2,658,080	417,597	662,388
Class C	653,541	2,235,484	547,721	537,391
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,843,871	1,590,573	1,026,450	2,138,250
Class B	480,655	342,034	225,219	527,616
Class C	2,491	13,258	1,592	3,519
Cost of shares redeemed
Class A	(10,155,982)	(8,279,998)	(6,769,374)	(7,887,091)
Class B	(2,339,580)	(2,337,021)	(1,098,357)	(2,999,981)
Class C	(5)	(15,456)	—	(501)
Net asset value of shares exchanged
Class A	1,152,970	1,004,624	1,213,805	3,131,864
Class B	(1,152,970)	(1,004,624)	(1,213,805)	(3,131,864)
Net increase in net assets from Fund share transactions	$5,869,435	$22,057,320	$2,857,697	$5,806,552
Net increase in net assets	$6,841,714	$22,359,435	$2,785,346	$5,752,981
Net Assets
At beginning of year	$88,602,670	$68,991,663	$52,434,405	$108,304,038
At end of year	$95,444,384	$91,351,098	$55,219,751	$114,057,019
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(84,888)	$(120,371)	$(80,260)	$62,595

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets (2005 Not Restated)

For the Year Ended August 31, 2005

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,417,196	$1,923,234	$2,501,361	$2,769,618
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(772,640)	(616,740)	(238,976)	(459,264)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	1,351,936	617,849	425,092	458,941
Net increase in net assets from operations	$2,996,492	$1,924,343	$2,687,477	$2,769,295
Distributions to shareholders —
From net investment income
Class A	$(1,795,095)	$(1,565,694)	$(1,913,233)	$(2,231,511)
Class B	(676,164)	(390,517)	(635,569)	(570,502)
Total distributions to shareholders	$(2,471,259)	$(1,956,211)	$(2,548,802)	$(2,802,013)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,108,411	$6,677,396	$5,810,842	$3,222,656
Class B	698,950	965,265	1,336,202	501,007
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	855,682	835,006	1,054,558	1,240,420
Class B	398,269	254,520	350,227	309,633
Cost of shares redeemed
Class A	(4,220,569)	(5,582,905)	(3,552,172)	(4,066,427)
Class B	(2,592,720)	(1,748,532)	(1,640,877)	(1,219,671)
Net asset value of shares exchanged
Class A	1,054,219	893,833	870,493	2,705,201
Class B	(1,054,219)	(893,833)	(870,493)	(2,705,201)
Net increase (decrease) in net assets from Fund share transactions	$(751,977)	$1,400,750	$3,358,780	$(12,382)
Net increase (decrease) in net assets	$(226,744)	$1,368,882	$3,497,455	$(45,100)
Net Assets
At beginning of year	$60,171,879	$43,568,816	$54,088,765	$63,720,754
At end of year	$59,945,135	$44,937,698	$57,586,220	$63,675,654
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(99,829)	$(76,590)	$2,034	$(92,241)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets (2005 Not Restated)

For the Year Ended August 31, 2005

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,261,531	$3,000,806	$2,789,911	$3,272,894
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(375,724)	(863,785)	(713,728)	(852,779)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	721,998	1,568,478	1,415,719	403,085
Net increase in net assets from operations	$1,607,805	$3,705,499	$3,491,902	$2,823,200
Distributions to shareholders —
From net investment income
Class A	$(909,852)	$(2,080,436)	$(2,360,267)	$(2,645,386)
Class B	(354,842)	(880,401)	(514,316)	(620,114)
Total distributions to shareholders	$(1,264,694)	$(2,960,837)	$(2,874,583)	$(3,265,500)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,020,287	$3,093,777	$12,811,226	$1,869,256
Class B	270,278	1,102,726	1,708,569	658,148
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	413,401	1,343,733	1,376,833	1,480,921
Class B	91,854	528,239	315,652	330,922
Cost of shares redeemed
Class A	(1,627,624)	(8,297,087)	(3,896,073)	(8,558,430)
Class B	(1,146,152)	(4,309,531)	(1,273,645)	(1,973,322)
Net asset value of shares exchanged
Class A	491,147	3,238,488	638,142	1,675,950
Class B	(491,147)	(3,238,488)	(638,142)	(1,675,950)
Net increase (decrease) in net assets from Fund share transactions	$3,022,044	$(6,538,143)	$11,042,562	$(6,192,505)
Net increase (decrease) in net assets	$3,365,155	$(5,793,481)	$11,659,881	$(6,634,805)
Net Assets
At beginning of year	$27,237,488	$71,367,925	$57,288,180	$79,802,656
At end of year	$30,602,643	$65,574,444	$68,948,061	$73,167,851
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$11,394	$294,676	$(101,158)	$(115,915)

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets (2005 Not Restated)

For the Year Ended August 31, 2005

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$3,986,532	$2,642,635	$2,166,768	$4,494,075
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(1,030,277)	(639,913)	(656,173)	202,897
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	833,946	2,838,900	605,525	1,981,550
Net increase in net assets from operations	$3,790,201	$4,841,622	$2,116,120	$6,678,522
Distributions to shareholders —
From net investment income
Class A	$(3,012,579)	$(1,959,810)	$(1,830,502)	$(3,387,986)
Class B	(1,003,872)	(779,472)	(434,441)	(1,127,960)
Total distributions to shareholders	$(4,016,451)	$(2,739,282)	$(2,264,943)	$(4,515,946)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,620,317	$17,399,797	$5,294,209	$6,849,811
Class B	2,346,968	1,711,524	855,032	1,549,987
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,817,696	1,064,450	1,011,604	2,024,461
Class B	577,976	386,869	284,889	646,694
Cost of shares redeemed
Class A	(5,978,635)	(4,349,518)	(4,752,133)	(7,870,978)
Class B	(3,946,616)	(2,453,941)	(1,319,789)	(3,459,841)
Net asset value of shares exchanged
Class A	1,339,701	794,708	1,362,198	2,365,945
Class B	(1,339,701)	(794,708)	(1,362,198)	(2,365,945)
Net increase (decrease) in net assets from Fund share transactions	$8,437,706	$13,759,181	$1,373,812	$(259,866)
Net increase in net assets	$8,211,456	$15,861,521	$1,224,989	$1,902,710
Net Assets
At beginning of year	$80,391,214	$53,130,142	$51,209,416	$106,401,328
At end of year	$88,602,670	$68,991,663	$52,434,405	$108,304,038
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(64,646)	$(108,749)	$(78,715)	$43,926

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Cash Flows

	For the Year Ended August 31, 2006
	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Cash flows from operating activities
Net Investment Income	$2,265,960	$2,106,287	$2,592,822	$2,594,270
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchase of investment securities	(17,338,246)	(16,255,622)	(17,768,206)	(6,166,535)
Proceeds from disposition of investment securities	20,197,763	5,582,401	9,926,556	6,431,768
Net amortization of premium (discount)	(323,913)	(28,633)	(177,790)	(675,655)
(Increase) decrease in receivable for investments sold	(68,800)	—	—	95,000
(Increase) decrease in interest receivable	71,809	(182,451)	(62,650)	20,230
Increase in payable for investments purchased	—	1,062,904	—	—
Decrease in payable for daily variation margin on open financial futures contracts	(27,126)	(92,812)	(31,281)	(48,679)
Decrease in payable to transfer agent	—	—	—	(231)
Increase (decrease) in demand note payable	(600,000)	—	—	300,000
Increase in payable for open swap contracts	—	262,475	—	—
Decrease in payable for when-issued securities	—	(2,001,208)	—	—
Decrease in amount due to custodian	(16,002)	—	—	—
Increase (decrease) in payable to affiliate for investment advisory fees	(1,189)	3,203	1,750	(715)
Increase (decrease) in payable to affiliate for distribution and service fees	(2,851)	2,523	1,337	(2,510)
Increase in accrued expenses	6,132	5,116	4,679	964
Increase in mark-to-market on realized and unrealized gain on futures and swaps	551,912	963,054	726,076	573,321

Net cash provided by (used in) operating activities	$4,715,449	$(8,572,763)	$(4,786,707)	$3,121,228

Cash flows provided by financing activities
Proceeds from shares sold	3,259,360	12,486,175	12,826,272	5,069,451
Shares redeemed	(6,809,270)	(3,749,150)	(7,685,316)	(7,326,957)
Cash distributions paid net of reinvestments	(1,159,184)	(944,554)	(1,162,783)	(1,030,108)
Increase (decrease) in payable for floating rate notes issued	100,000	800,000	1,060,000	(250,000)
Other	11,958	14,185	56,377	8,254

Net cash provided by (used in) financing activities	$(4,597,136)	$8,606,656	$5,094,550	$(3,529,360)

Net increase (decrease) in cash	$118,313	$33,893	$307,843	$(408,132)
Cash at beginning of period	0	578,195	21,825	463,928
Cash at end of period	$118,313	$612,088	$329,668	$55,796

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Cash Flows

	For the Year Ended August 31, 2006
	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Cash flows from operating activities
Net Investment Income	$1,333,439	$3,059,774	$3,049,044	$3,197,333
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchase of investment securities	(13,222,479)	(18,208,111)	(26,684,150)	(31,846,606)
Proceeds from disposition of investment securities	9,857,701	11,178,268	17,498,403	15,657,766
Net amortization of premium (discount)	(229,800)	(256,392)	(571,876)	(414,948)
(Increase) decrease in receivable for investments sold	(38,110)	—	—	428,722
(Increase) decrease in interest receivable	6,656	(165,210)	(148,449)	(95,137)
Increase in payable for investments purchased	342,883	—	987,125	1,064,817
Decrease in payable for daily variation margin on open financial futures contracts	(32,656)	(52,594)	(27,843)	(146,094)
Decrease in demand note payable	—	—	—	(100,000)
Increase in payable for open swap contracts	—	—	—	367,465
Increase in payable for when-issued securities	—	—	—	751,875
Decrease in amount due to custodian	—	—	—	(53,794)
Increase in payable to affiliate for investment advisory fees	538	1,660	2,864	1,734
Increase (decrease) in payable to affiliate for distribution and service fees	(411)	(263)	2,004	(110)
Increase in accrued expenses	(3,186)	(342)	(3,679)	(34)
Increase in mark-to-market on realized and unrealized gain on futures and swaps	477,381	1,113,630	723,853	1,662,816

Net cash used in operating activities	$(1,508,044)	$(3,329,580)	$(5,172,704)	$(9,524,195)

Cash flows provided by financing activities
Proceeds from shares sold	7,379,868	12,273,460	16,620,686	13,794,844
Shares redeemed	(5,486,788)	(7,272,400)	(9,884,731)	(8,772,543)
Cash distributions paid net of reinvestments	(747,309)	(997,869)	(1,230,386)	(1,456,928)
Increase in payable for floating rate notes issued	870,000	1,010,000	380,000	7,500,000
Other	24,424	42,750	37,456	78,667

Net cash provided by financing activities	$2,040,195	$5,055,941	$5,923,025	$11,144,040

Net increase (decrease) in cash	$532,151	$1,726,361	$750,321	$1,619,845
Cash at beginning of period	529,199	554	360,333	0
Cash at end of period	$1,061,350	$1,726,915	$1,110,654	$1,619,845

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Cash Flows

	For the Year Ended August 31, 2006
	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Cash flows from operating activities
Net Investment Income	$4,067,759	$3,283,991	$2,165,497	$4,469,756
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchase of investment securities	(24,377,475)	(65,381,113)	(11,603,856)	(40,497,245)
Proceeds from disposition of investment securities	15,008,206	38,828,931	8,416,886	32,488,605
Net amortization of premium (discount)	(299,918)	(278,902)	(203,707)	(108,601)
(Increase) decrease in receivable for investments sold	40,000	67,166	25,336	(200,000)
(Increase) decrease in interest receivable	(140,819)	(307,126)	(50,522)	(146,135)
Increase in payable for investments purchased	—	—	—	—
Decrease in payable for daily variation margin on open financial futures contracts	(171,875)	(65,656)	(34,031)	(77,000)
Increase (decrease) in demand note payable	(200,000)	—	(100,000)	700,000
Increase in payable for open swap contracts	524,950	419,960	—	—
Increase in payable for when-issued securities	—	—	1,054,500	0
Increase (decrease) in amount due to custodian	(4,265)	—	(39,981)	16,155
Increase in payable to affiliate for investment advisory fees	1,133	7,787	672	916
Increase (decrease) in payable to affiliate for distribution and service fees	1,264	8,496	(394)	(1,817)
Increase (decrease) in accrued expenses	(9,556)	8,448	(5,383)	(13,774)
Increase in mark-to-market on realized and unrealized gain on futures and swaps	1,710,925	1,328,988	673,957	1,820,072

Net cash provided by (used in) operating activities	$(3,849,671)	$(22,079,030)	$298,974	$(1,549,068)

Cash flows provided by financing activities
Proceeds from shares sold	15,932,364	30,709,321	9,482,195	13,994,685
Shares redeemed	(12,371,347)	(10,487,671)	(8,068,362)	(10,877,095)
Cash distributions paid net of reinvestments	(1,722,224)	(1,363,373)	(918,698)	(1,740,064)
Increase in payable for floating rate notes issued	2,000,000	4,120,000	80,000	0
Other	95,388	98,565	62,614	134,598

Net cash provided by financing activities	$3,934,181	$23,076,842	$637,749	$1,512,124

Net increase (decrease) in cash	$84,510	$997,812	$936,723	$(36,944)
Cash at beginning of period	0	12,925	0	92,679
Cash at end of period	$84,510	$1,010,737	$936,723	$55,735

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Alabama Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$9.890	$9.800		$9.720		$9.920		$9.960
Income (loss) from operations
Net investment income	$0.401	$0.422		$0.454		$0.475		$0.471
Net realized and unrealized gain (loss)	0.026	0.099		0.085		(0.206)		(0.042)
Total income from operations	$0.427	$0.521		$0.539		$0.269		$0.429
Less distributions
From net investment income	$(0.407)	$(0.431)		$(0.459)		$(0.469)		$(0.469)
Total distributions	$(0.407)	$(0.431)		$(0.459)		$(0.469)		$(0.469)
Net asset value — End of year	$9.910	$9.890		$9.800		$9.720		$9.920
Total Return(3)	4.46%	5.43%		5.61%		2.74%		4.49%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$43,163	$42,390		$40,225		$9,226		$7,846
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.75%	0.76	%(5)	0.76	%(5)	0.76	%(5)	0.82	%(5)
Interest and fee expense(4)	0.09%	0.05	%(5)	0.03	%(5)	0.02	%(5)	0.02	%(5)
Total expenses	0.84%	0.81	%(5)	0.79	%(5)	0.78	%(5)	0.84	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.75	%(5)	0.76	%(5)	0.74	%(5)	0.81	%(5)
Net investment income	4.11%	4.29%		4.63%		4.78%		4.83%
Portfolio Turnover of the Portfolio(6)	—	0%		23%		10%		25%
Portfolio Turnover of the Fund	31%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Alabama Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$10.870	$10.770		$10.690		$10.910		$10.960
Income (loss) from operations
Net investment income	$0.362	$0.384		$0.423		$0.439		$0.440
Net realized and unrealized gain (loss)	0.034	0.108		0.080		(0.219)		(0.050)
Total income from operations	$0.396	$0.492		$0.503		$0.220		$0.390
Less distributions
From net investment income	$(0.366)	$(0.392)		$(0.423)		$(0.440)		$(0.440)
Total distributions	$(0.366)	$(0.392)		$(0.423)		$(0.440)		$(0.440)
Net asset value — End of year	$10.900	$10.870		$10.770		$10.690		$10.910
Total Return(3)	3.75%	4.81	%(4)	4.77%		2.02%		3.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,854	$17,556		$19,947		$55,263		$56,363
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50%	1.51	%(6)	1.52	%(6)	1.51	%(6)	1.57	%(6)
Interest and fee expense(5)	0.09%	0.05	%(6)	0.03	%(6)	0.02	%(6)	0.02	%(6)
Total expenses	1.59%	1.56	%(6)	1.55	%(6)	1.53	%(6)	1.59	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.50	%(6)	1.52	%(6)	1.49	%(6)	1.56	%(6)
Net investment income	3.37%	3.55%		3.88%		4.04%		4.09%
Portfolio Turnover of the Portfolio(7)	—	0%		23%		10%		25%
Portfolio Turnover of the Fund	31%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Alabama Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.830
Income from operations
Net investment income	$0.138
Net realized and unrealized gain	0.089
Total income from operations	$0.227
Less distributions
From net investment income	$(0.157)
Total distributions	$(0.157)
Net asset value — End of period	$10.900
Total Return	2.13	%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$598
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50	%(5)
Interest and fee expense(4)	0.09	%(5)
Total expenses	1.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)
Net investment income	2.85	%(5)
Portfolio Turnover	31	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 21, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Arkansas Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$9.870	$9.880		$9.730		$9.980		$9.960
Income (loss) from operations
Net investment income	$0.438	$0.460		$0.483		$0.490		$0.486
Net realized and unrealized gain (loss)	0.100	(0.002)		0.150		(0.251)		0.023
Total income from operations	$0.538	$0.458		$0.633		$0.239		$0.509
Less distributions
From net investment income	$(0.438)	$(0.468)		$(0.483)		$(0.489)		$(0.489)
Total distributions	$(0.438)	$(0.468)		$(0.483)		$(0.489)		$(0.489)
Net asset value — End of year	$9.970	$9.870		$9.880		$9.730		$9.980
Total Return(3)	5.61%	4.74%		6.58%		2.42%		5.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,779	$36,014		$33,215		$9,480		$7,383
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.74%	0.74	%(5)	0.72	%(5)	0.73	%(5)	0.81	%(5)
Interest and fee expense(4)	0.21%	0.13	%(5)	0.07	%(5)	0.04	%(5)	0.02	%(5)
Total expenses	0.95%	0.87	%(5)	0.79	%(5)	0.77	%(5)	0.83	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.71%	0.73	%(5)	0.72	%(5)	0.71	%(5)	0.80	%(5)
Net investment income	4.46%	4.65%		4.86%		4.90%		4.95%
Portfolio Turnover of the Portfolio(6)	—	0%		15%		25%		23%
Portfolio Turnover of the Fund	18%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Arkansas Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$10.610	$10.610		$10.460		$10.720		$10.690
Income (loss) from operations
Net investment income	$0.393	$0.416		$0.443		$0.444		$0.447
Net realized and unrealized gain (loss)	0.098	0.007		0.145		(0.259)		0.028
Total income from operations	$0.491	$0.423		$0.588		$0.185		$0.475
Less distributions
From net investment income	$(0.391)	$(0.423)		$(0.438)		$(0.445)		$(0.445)
Total distributions	$(0.391)	$(0.423)		$(0.438)		$(0.445)		$(0.445)
Net asset value — End of year	$10.710	$10.610		$10.610		$10.460		$10.720
Total Return(3)	4.75%	4.23	%(4)	5.68%		1.72%		4.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,166	$8,924		$10,354		$33,975		$35,711
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50%	1.49	%(6)	1.47	%(6)	1.48	%(6)	1.56	%(6)
Interest and fee expense(5)	0.21%	0.13	%(6)	0.07	%(6)	0.04	%(6)	0.02	%(6)
Total expenses	1.71%	1.62	%(6)	1.54	%(6)	1.52	%(6)	1.58	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46%	1.48	%(6)	1.47	%(6)	1.46	%(6)	1.55	%(6)
Net investment income	3.72%	3.92%		4.13%		4.17%		4.24%
Portfolio Turnover of the Portfolio(7)	—	0%		15%		25%		23%
Portfolio Turnover of the Fund	18%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Arkansas Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.550
Income from operations
Net investment income	$0.112
Net realized and unrealized gain	0.177
Total income from operations	$0.289
Less distributions
From net investment income	$(0.129)
Total distributions	$(0.129)
Net asset value — End of period	$10.710
Total Return(3)	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$638
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.49	%(5)
Interest and fee expense(4)	0.21	%(5)
Total expenses	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)
Net investment income	3.07	%(5)
Portfolio Turnover	18	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 28, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Georgia Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.510	$9.480		$9.260		$9.410		$9.480
Income (loss) from operations
Net investment income	$0.420	$0.448		$0.473		$0.478		$0.485
Net realized and unrealized gain (loss)	(0.044)	0.039		0.213		(0.162)		(0.089)
Total income from operations	$0.376	$0.487		$0.686		$0.316		$0.396
Less distributions
From net investment income	$(0.426)	$(0.457)		$(0.466)		$(0.466)		$(0.466)
Total distributions	$(0.426)	$(0.457)		$(0.466)		$(0.466)		$(0.466)
Net asset value — End of year	$9.460	$9.510		$9.480		$9.260		$9.410
Total Return(3)	4.10%	5.25%		7.52%		3.39%		4.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$49,431	$42,511		$38,229		$4,234		$3,425
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.75%	0.77	%(5)	0.78	%(5)	0.77	%(5)	0.85	%(5)
Interest and fee expense(4)	0.45%	0.34	%(5)	0.24	%(5)	0.23	%(5)	0.21	%(5)
Total expenses	1.20%	1.11	%(5)	1.02	%(5)	1.00	%(5)	1.06	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.75	%(5)	0.78	%(5)	0.75	%(5)	0.84	%(5)
Net investment income	4.49%	4.71%		5.02%		5.07%		5.24%
Portfolio Turnover of the Portfolio(6)	—	2%		3%		16%		18%
Portfolio Turnover of the Fund	20%	11%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Georgia Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.150	$10.130		$9.900		$10.050		$10.120
Income (loss) from operations
Net investment income	$0.375	$0.404		$0.435		$0.437		$0.439
Net realized and unrealized gain (loss)	(0.046)	0.028		0.218		(0.164)		(0.086)
Total income from operations	$0.329	$0.432		$0.653		$0.273		$0.353
Less distributions
From net investment income	$(0.379)	$(0.412)		$(0.423)		$(0.423)		$(0.423)
Total distributions	$(0.379)	$(0.412)		$(0.423)		$(0.423)		$(0.423)
Net asset value — End of year	$10.100	$10.150		$10.130		$9.900		$10.050
Total Return(3)	3.35%	4.52	%(4)	6.69%		2.72%		3.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,382	$15,075		$15,860		$49,773		$52,400
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50%	1.52	%(6)	1.53	%(6)	1.52	%(6)	1.60	%(6)
Interest and fee expense(5)	0.45%	0.34	%(6)	0.24	%(6)	0.23	%(6)	0.21	%(6)
Total expenses	1.95%	1.86	%(6)	1.77	%(6)	1.75	%(6)	1.81	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.50	%(6)	1.53	%(6)	1.50	%(6)	1.59	%(6)
Net investment income	3.75%	3.98%		4.27%		4.34%		4.43%
Portfolio Turnover of the Portfolio(7)	—	2%		3%		16%		18%
Portfolio Turnover of the Fund	20%	11%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Georgia Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$9.980
Income from operations
Net investment income	$0.116
Net realized and unrealized gain	0.133	(3)
Total income from operations	$0.249
Less distributions
From net investment income	$(0.129)
Total distributions	$(0.129)
Net asset value — End of period	$10.100
Total Return(4)	2.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,185
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50	%(6)
Interest and fee expense(5)	0.45	%(6)
Total expenses	1.95	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(6)
Net investment income	3.28	%(6)
Portfolio Turnover	20	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 25, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Kentucky Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.320	$9.320		$9.240		$9.420		$9.500
Income (loss) from operations
Net investment income	$0.400	$0.424		$0.442		$0.446		$0.463
Net realized and unrealized gain (loss)	(0.074)	0.005	(3)	0.077		(0.174)		(0.091)
Total income from operations	$0.326	$0.429		$0.519		$0.272		$0.372
Less distributions
From net investment income	$(0.406)	$(0.429)		$(0.439)		$(0.452)		$(0.452)
Total distributions	$(0.406)	$(0.429)		$(0.439)		$(0.452)		$(0.452)
Net asset value — End of year	$9.240	$9.320		$9.320		$9.240		$9.420
Total Return(4)	3.63%	4.71%		5.70%		2.90%		4.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,188	$50,371		$47,288		$4,248		$3,103
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.79%	0.77	%(6)	0.78	%(6)	0.77	%(6)	0.80	%(6)
Interest and fee expense(5)	0.06%	0.05	%(6)	0.02	%(6)	0.01	%(6)	0.01	%(6)
Total expenses	0.85%	0.82	%(6)	0.80	%(6)	0.78	%(6)	0.81	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.75	%(6)	0.77	%(6)	0.75	%(6)	0.79	%(6)
Net investment income	4.37%	4.56%		4.77%		4.73%		4.97%
Portfolio Turnover of Portfolio(7)	—	0%		3%		10%		5%
Portfolio Turnover of Fund	11%	22%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount at the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Kentucky Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.050	$10.060		$9.970		$10.160		$10.250
Income (loss) from operations
Net investment income	$0.359	$0.384		$0.406		$0.408		$0.418
Net realized and unrealized gain (loss)	(0.076)	(0.007)		0.081		(0.188)		(0.098)
Total income from operations	$0.283	$0.377		$0.487		$0.220		$0.320
Less distributions
From net investment income	$(0.363)	$(0.387)		$(0.397)		$(0.410)		$(0.410)
Total distributions	$(0.363)	$(0.387)		$(0.397)		$(0.410)		$(0.410)
Net asset value — End of year	$9.970	$10.050		$10.060		$9.970		$10.160
Total Return(3)	2.92%	3.99	%(4)	4.96%		2.15%		3.26%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,122	$13,305		$16,433		$63,232		$66,312
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.54%	1.52	%(6)	1.53	%(6)	1.52	%(6)	1.55	%(6)
Interest and fee expense(5)	0.06%	0.05	%(6)	0.02	%(6)	0.01	%(6)	0.01	%(6)
Total expenses	1.60%	1.57	%(6)	1.55	%(6)	1.53	%(6)	1.56	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.50	%(6)	1.52	%(6)	1.50	%(6)	1.54	%(6)
Net investment income	3.63%	3.82%		4.00%		4.01%		4.17%
Portfolio Turnover of the Portfolio(7)	—	0%		3%		10%		5%
Portfolio Turnover of the Fund	11%	22%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Kentucky Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$9.940
Income from operations
Net investment income	$0.147
Net realized and unrealized gain	0.037	(3)
Total income from operations	$0.184
Less distributions
From net investment income	$(0.154)
Total distributions	$(0.154)
Net asset value — End of period	$9.970
Total Return(4)	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$297
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.54	%(6)
Interest and fee expense(5)	0.06	%(6)
Total expenses	1.60	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(6)
Net investment income	3.37	%(6)
Portfolio Turnover	11	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 23, 2006 to August 31, 2006.

(3)  The per share data is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Louisiana Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$9.960	$9.840		$9.610		$9.790		$9.810
Income (loss) from operations
Net investment income	$0.449	$0.460		$0.485		$0.490		$0.486
Net realized and unrealized gain (loss)	—	0.123		0.217		(0.208)		(0.047)
Total income from operations	$0.449	$0.583		$0.702		$0.282		$0.439
Less distributions
From net investment income	$(0.449)	$(0.463)		$(0.472)		$(0.462)		$(0.459)
Total distributions	$(0.449)	$(0.463)		$(0.472)		$(0.462)		$(0.459)
Net asset value — End of year	$9.960	$9.960		$9.840		$9.610		$9.790
Total Return(3)	4.66%	6.04%		7.44%		2.89%		4.66%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,972	$22,317		$17,793		$6,027		$5,885
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.71%	0.76	%(5)	0.76	%(5)	0.74	%(5)	0.80	%(5)
Interest and fee expense(4)	0.26%	0.14	%(5)	0.08	%(5)	0.06	%(5)	0.06	%(5)
Total expenses	0.97%	0.90	%(5)	0.84	%(5)	0.80	%(5)	0.86	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.68%	0.75	%(5)	0.75	%(5)	0.72	%(5)	0.78	%(5)
Net investment income	4.57%	4.63%		4.98%		5.00%		5.05%
Portfolio Turnover of the Portfolio(6)	—	0%		9%		21%		25%
Portfolio Turnover of the Fund	30%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Louisiana Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$10.520	$10.400		$10.150		$10.350		$10.380
Income (loss) from operations
Net investment income	$0.399	$0.411		$0.438		$0.441		$0.438
Net realized and unrealized gain (loss)	0.006	0.120		0.233		(0.227)		(0.056)
Total income from operations	$0.405	$0.531		$0.671		$0.214		$0.382
Less distributions
From net investment income	$(0.395)	$(0.411)		$(0.421)		$(0.414)		$(0.412)
Total distributions	$(0.395)	$(0.411)		$(0.421)		$(0.414)		$(0.412)
Net asset value — End of year	$10.530	$10.520		$10.400		$10.150		$10.350
Total Return(3)	3.97%	5.36	%(4)	6.72%		2.05%		3.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,124	$8,285		$9,444		$22,312		$23,393
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.47%	1.51	%(6)	1.51	%(6)	1.49	%(6)	1.55	%(6)
Interest and fee expense(5)	0.26%	0.14	%(6)	0.08	%(6)	0.06	%(6)	0.06	%(6)
Total expenses	1.73%	1.65	%(6)	1.59	%(6)	1.55	%(6)	1.61	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.44%	1.50	%(6)	1.50	%(6)	1.47	%(6)	1.53	%(6)
Net investment income	3.84%	3.91%		4.23%		4.25%		4.30%
Portfolio Turnover of the Portfolio(7)	—	0%		9%		21%		25%
Portfolio Turnover of the Fund	30%	12%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $  0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Maryland Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.590	$9.490		$9.500		$9.700		$9.700
Income (loss) from operations
Net investment income	$0.454	$0.442		$0.459		$0.454		$0.452
Net realized and unrealized gain (loss)	0.005	0.094		0.022		(0.203)		(0.003	)(3)
Total income from operations	$0.459	$0.536		$0.481		$0.251		$0.449
Less distributions
From net investment income	$(0.429)	$(0.436)		$(0.449)		$(0.449)		$(0.449)
From net realized gain	—	—		(0.042)		(0.002)		—
Total distributions	$(0.429)	$(0.436)		$(0.491)		$(0.451)		$(0.449)
Net asset value — End of year	$9.620	$9.590		$9.490		$9.500		$9.700
Total Return(4)	4.94%	5.77%		5.14%		2.58%		4.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,380	$45,791		$45,913		$8,085		$10,820
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.79%	0.80	%(6)	0.79	%(6)	0.78	%(6)	0.85	%(6)
Interest and fee expense(5)	0.76%	0.28	%(6)	0.03	%(6)	0.09	%(6)	0.10	%(6)
Total expenses	1.55%	1.08	%(6)	0.82	%(6)	0.87	%(6)	0.95	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.79	%(6)	0.79	%(6)	0.76	%(6)	0.83	%(6)
Net investment income	4.78%	4.64%		4.84%		4.67%		4.73%
Portfolio Turnover of the Portfolio(7)	—	0%		12%		28%		25%
Portfolio Turnover of the Fund	15%	10%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Maryland Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.460	$10.350		$10.360		$10.580		$10.580
Income (loss) from operations
Net investment income	$0.419	$0.405		$0.426		$0.416		$0.419
Net realized and unrealized gain (loss)	0.002	0.103		0.018		(0.222)		(0.007	)(3)
Total income from operations	$0.421	$0.508		$0.444		$0.194		$0.412
Less distributions
From net investment income	$(0.391)	$(0.398)		$(0.412)		$(0.412)		$(0.412)
From net realized gain	—	—		(0.042)		(0.002)		—
Total distributions	$(0.391)	$(0.398)		$(0.454)		$(0.414)		$(0.412)
Net asset value — End of year	$10.490	$10.460		$10.350		$10.360		$10.580
Total Return(4)	4.14%	5.17	%(5)	4.34%		1.80%		4.02%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,178	$19,783		$25,455		$70,431		$74,435
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.54%	1.55	%(7)	1.54	%(7)	1.53	%(7)	1.60	%(7)
Interest and fee expense(6)	0.76%	0.28	%(7)	0.03	%(7)	0.09	%(7)	0.10	%(7)
Total expenses	2.30%	1.83	%(7)	1.57	%(7)	1.62	%(7)	1.70	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.54	%(7)	1.54	%(7)	1.51	%(7)	1.58	%(7)
Net investment income	4.05%	3.90%		4.05%		3.92%		4.02%
Portfolio Turnover of the Portfolio(8)	—	0%		12%		28%		25%
Portfolio Turnover of the Fund	15%	10%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Maryland Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.340
Income from operations
Net investment income	$0.115
Net realized and unrealized gain	0.146
Total income from operations	$0.261
Less distributions
From net investment income	$(0.131)
Total distributions	$(0.131)
Net asset value — End of period	$10.470
Total Return	2.54	%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$342
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.54	%(5)
Interest and fee expense(4)	0.76	%(5)
Total expenses	2.30	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(5)
Net investment income	3.31	%(5)
Portfolio Turnover	15	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Annualized.

(6)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Missouri Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.180	$10.080		$9.890		$10.090		$10.130
Income (loss) from operations
Net investment income	$0.441	$0.462		$0.497		$0.510		$0.520
Net realized and unrealized gain (loss)	(0.058)	0.116		0.232		(0.192)		(0.043)
Total income from operations	$0.383	$0.578		$0.729		$0.318		$0.477
Less distributions
From net investment income	$(0.443)	$(0.478)		$(0.539)		$(0.518)		$(0.517)
Total distributions	$(0.443)	$(0.478)		$(0.539)		$(0.518)		$(0.517)
Net asset value — End of year	$10.120	$10.180		$10.080		$9.890		$10.090
Total Return(3)	3.91%	5.87%		7.53%		3.18%		4.92%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$64,947	$55,806		$44,385		$7,311		$6,301
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.75%	0.79	%(5)	0.81	%(5)	0.79	%(5)	0.80	%(5)
Interest and fee expense(4)	0.27%	0.21	%(5)	0.13	%(5)	0.13	%(5)	0.00	%(5)
Total expenses	1.02%	1.00	%(5)	0.94	%(5)	0.92	%(5)	0.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.71%	0.76	%(5)	0.80	%(5)	0.77	%(5)	0.79	%(5)
Net investment income	4.41%	4.58%		4.99%		5.06%		5.24%
Portfolio Turnover of the Portfolio(6)	—	0%		10%		20%		8%
Portfolio Turnover of the Fund	27%	6%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Missouri Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$11.250	$11.140		$10.930		$11.140		$11.190
Income (loss) from operations
Net investment income	$0.407	$0.429		$0.474		$0.482		$0.494
Net realized and unrealized gain (loss)	(0.071)	0.125		0.244		(0.201)		(0.053)
Total income from operations	$0.336	$0.554		$0.718		$0.281		$0.441
Less distributions
From net investment income	$(0.406)	$(0.444)		$(0.508)		$(0.491)		$(0.491)
Total distributions	$(0.406)	$(0.444)		$(0.508)		$(0.491)		$(0.491)
Net asset value — End of year	$11.180	$11.250		$11.140		$10.930		$11.140
Total Return(3)	3.10%	5.26	%(4)	6.71%		2.52%		4.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,169	$13,142		$12,903		$49,870		$52,305
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50%	1.54	%(6)	1.56	%(6)	1.54	%(6)	1.55	%(6)
Interest and fee expense(5)	0.27%	0.21	%(6)	0.13	%(6)	0.13	%(6)	0.00	%(6)
Total expenses	1.77%	1.75	%(6)	1.69	%(6)	1.67	%(6)	1.55	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46%	1.51	%(6)	1.55	%(6)	1.52	%(6)	1.54	%(6)
Net investment income	3.68%	3.85%		4.26%		4.32%		4.50%
Portfolio Turnover of the Portfolio(7)	—	0%		10%		20%		8%
Portfolio Turnover of the Fund	27%	6%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions  (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Missouri Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$11.140
Income from operations
Net investment income	$0.189
Net realized and unrealized gain	0.052	(3)
Total income from operations	$0.241
Less distributions
From net investment income	$(0.211)
Total distributions	$(0.211)
Net asset value — End of period	$11.170
Total Return(4)	2.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,117
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50	%(6)
Interest and fee expense(5)	0.27	%(6)
Total expenses	1.77	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)
Net investment income	3.17	%(6)
Portfolio Turnover	27	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 16, 2006 to August 31, 2006.

(3)  The per share data is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	North Carolina Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.340	$9.390		$9.320		$9.600		$9.670
Income (loss) from operations
Net investment income	$0.410	$0.419		$0.436		$0.447		$0.467
Net realized and unrealized gain (loss)	0.025	(0.052)		0.071		(0.275)		(0.085)
Total income from operations	$0.435	$0.367		$0.507		$0.172		$0.382
Less distributions
From net investment income	$(0.405)	$(0.417)		$(0.437)		$(0.452)		$(0.452)
Total distributions	$(0.405)	$(0.417)		$(0.437)		$(0.452)		$(0.452)
Net asset value — End of year	$9.370	$9.340		$9.390		$9.320		$9.600
Total Return(3)	4.80%	4.00%		5.52%		1.80%		4.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$67,480	$57,823		$61,704		$9,351		$9,036
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.77%	0.79	%(5)	0.79	%(5)	0.79	%(5)	0.83	%(5)
Interest and fee expense(4)	0.38%	0.16	%(5)	0.19	%(5)	0.03	%(5)	0.00	%(5)
Total expenses	1.15%	0.95	%(5)	0.98	%(5)	0.82	%(5)	0.83	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.79	%(5)	0.79	%(5)	0.77	%(5)	0.83	%(5)
Net investment income	4.43%	4.48%		4.65%		4.69%		4.93%
Portfolio Turnover of the Portfolio(6)	—	0%		19%		21%		21%
Portfolio Turnover of the Fund	18%	8%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	North Carolina Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.040	$10.100		$10.030		$10.310		$10.390
Income (loss) from operations
Net investment income	$0.368	$0.375		$0.402		$0.405		$0.427
Net realized and unrealized gain (loss)	0.032	(0.061)		0.062		(0.277)		(0.099)
Total income from operations	$0.400	$0.314		$0.464		$0.128		$0.328
Less distributions
From net investment income	$(0.360)	$(0.374)		$(0.394)		$(0.408)		$(0.408)
Total distributions	$(0.360)	$(0.374)		$(0.394)		$(0.408)		$(0.408)
Net asset value — End of year	$10.080	$10.040		$10.100		$10.030		$10.310
Total Return(3)	4.09%	3.32	%(4)	4.69%		1.23%		3.29%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,145	$15,344		$18,098		$79,932		$86,449
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.52%	1.54	%(6)	1.54	%(6)	1.54	%(6)	1.58	%(6)
Interest and fee expense(5)	0.38%	0.16	%(6)	0.19	%(6)	0.03	%(6)	0.00	%(6)
Total expenses	1.90%	1.70	%(6)	1.73	%(6)	1.57	%(6)	1.58	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.54	%(6)	1.54	%(6)	1.52	%(6)	1.58	%(6)
Net investment income	3.69%	3.73%		3.93%		3.96%		4.20%
Portfolio Turnover of the Portfolio(7)	—	0%		19%		21%		21%
Portfolio Turnover of the Fund	18%	8%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	North Carolina Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$9.910
Income from operations
Net investment income	$0.097
Net realized and unrealized gain	0.183	(3)
Total income from operations	$0.280
Less distributions
From net investment income	$(0.120)
Total distributions	$(0.120)
Net asset value — End of period	$10.070
Total Return	2.85	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$527
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.52	%(6)
Interest and fee expense(5)	0.38	%(6)
Total expenses	1.90	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(6)
Net investment income	2.91	%(6)
Portfolio Turnover	18	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because sales of Fund shares and the amount of the per share reaized and unralized gtains and losses at such a time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualied basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note1B).

(6)  Annualized.

(7)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Oregon Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.460	$9.480		$9.420		$9.690		$9.720
Income (loss) from operations
Net investment income	$0.443	$0.470		$0.497		$0.496		$0.489
Net realized and unrealized gain (loss)	0.089	(0.015)		0.062		(0.278)		(0.031)
Total income from operations	$0.532	$0.455		$0.559		$0.218		$0.458
Less distributions
From net investment income	$(0.442)	$(0.475)		$(0.499)		$(0.488)		$(0.488)
Total distributions	$(0.442)	$(0.475)		$(0.499)		$(0.488)		$(0.488)
Net asset value — End of year	$9.550	$9.460		$9.480		$9.420		$9.690
Total Return(3)	5.78%	4.91%		5.98%		2.30%		4.90%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,764	$66,240		$55,604		$9,778		$7,638
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.77%	0.80	%(5)	0.81	%(5)	0.80	%(5)	0.81	%(5)
Interest and fee expense(4)	0.46%	0.26	%(5)	0.13	%(5)	0.10	%(5)	0.10	%(5)
Total expenses	1.23%	1.06	%(5)	0.94	%(5)	0.90	%(5)	0.91	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.79	%(5)	0.80	%(5)	0.78	%(5)	0.80	%(5)
Net investment income	4.69%	4.96%		5.19%		5.19%		5.11%
Portfolio Turnover of the Portfolio(6)	—	0%		6%		16%		21%
Portfolio Turnover of the Fund	15%	27%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Oregon Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.340	$10.370		$10.300		$10.600		$10.630
Income (loss) from operations
Net investment income	$0.408	$0.438		$0.470		$0.466		$0.459
Net realized and unrealized gain (loss)	0.097	(0.026)		0.068		(0.309)		(0.035)
Total income from operations	$0.505	$0.412		$0.538		$0.157		$0.424
Less distributions
From net investment income	$(0.405)	$(0.442)		$(0.468)		$(0.457)		$(0.454)
Total distributions	$(0.405)	$(0.442)		$(0.468)		$(0.457)		$(0.454)
Net asset value — End of year	$10.440	$10.340		$10.370		$10.300		$10.600
Total Return(3)	5.00%	4.24	%(4)	5.26%		1.49%		4.13%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,015	$22,363		$24,787		$72,634		$75,861
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.52%	1.55	%(6)	1.56	%(6)	1.55	%(6)	1.56	%(6)
Interest and fee expense(5)	0.46%	0.26	%(6)	0.13	%(6)	0.10	%(6)	0.10	%(6)
Total expenses	1.98%	1.81	%(6)	1.69	%(6)	1.65	%(6)	1.66	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.54	%(6)	1.55	%(6)	1.53	%(6)	1.55	%(6)
Net investment income	3.96%	4.24%		4.45%		4.45%		4.39%
Portfolio Turnover of the Portfolio(7)	—	0%		6%		16%		21%
Portfolio Turnover of the Fund	15%	27%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $  0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Oregon Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.400
Income from operations
Net investment income	$0.172
Net realized and unrealized gain	0.061	(3)
Total income from operations	$0.233
Less distributions
From net investment income	$(0.193)
Total distributions	$(0.193)
Net asset value — End of period	$10.440
Total Return(4)	2.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$666
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.52	%(6)
Interest and fee expense(5)	0.46	%(6)
Total expenses	1.98	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(6)
Net investment income	3.32	%(6)
Portfolio Turnover	15	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund’s fiscal period September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	South Carolina Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004		2003		2002(1)(2)
Net asset value — Beginning of year	$10.060	$9.710		$9.450		$9.660		$9.710
Income (loss) from operations
Net investment income	$0.423	$0.463		$0.508		$0.488		$0.483
Net realized and unrealized gain (loss)	(0.002)	0.370		0.265		(0.213)		(0.052)
Total income from operations	$0.421	$0.833		$0.773		$0.275		$0.431
Less distributions
From net investment income	$(0.431)	$(0.483)		$(0.513)		$(0.485)		$(0.481)
Total distributions	$(0.431)	$(0.483)		$(0.513)		$(0.485)		$(0.481)
Net asset value — End of year	$10.050	$10.060		$9.710		$9.450		$9.660
Total Return(3)	4.35%	8.78%		8.32%		2.88%		4.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$71,412	$50,953		$34,601		$10,727		$8,907
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.75%	0.75	%(5)	0.75	%(5)	0.73	%(5)	0.80	%(5)
Interest and fee expense(4)	0.37%	0.37	%(5)	0.23	%(5)	0.03	%(5)	0.08	%(5)
Total expenses	1.12%	1.12	%(5)	0.98	%(5)	0.76	%(5)	0.88	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.72	%(5)	0.75	%(5)	0.71	%(5)	0.78	%(5)
Net investment income	4.28%	4.69%		5.22%		5.06%		5.05%
Portfolio Turnover of the Portfolio(6)	—	0%		40%		25%		15%
Portfolio Turnover of the Fund	42%	29%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	South Carolina Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004		2003		2002(1)(2)
Net asset value — Beginning of year	$10.670	$10.300		$10.020		$10.250		$10.300
Income (loss) from operations
Net investment income	$0.372	$0.417		$0.465		$0.441		$0.441
Net realized and unrealized gain (loss)	(0.005)	0.387		0.283		(0.231)		(0.057)
Total income from operations	$0.367	$0.804		$0.748		$0.210		$0.384
Less distributions
From net investment income	$(0.377)	$(0.434)		$(0.468)		$(0.440)		$(0.434)
Total distributions	$(0.377)	$(0.434)		$(0.468)		$(0.440)		$(0.434)
Net asset value — End of year	$10.660	$10.670		$10.300		$10.020		$10.250
Total Return(3)	3.57%	8.16	%(4)	7.58%		2.06%		3.87%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,667	$18,039		$18,529		$40,459		$37,935
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50%	1.50	%(6)	1.50	%(6)	1.48	%(6)	1.56	%(6)
Interest and fee expense(5)	0.37%	0.37	%(6)	0.23	%(6)	0.03	%(6)	0.08	%(6)
Total expenses	1.87%	1.87	%(6)	1.73	%(6)	1.51	%(6)	1.64	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.47	%(6)	1.50	%(6)	1.46	%(6)	1.54	%(6)
Net investment income	3.55%	3.98%		4.50%		4.33%		4.35%
Portfolio Turnover of the Portfolio(7)	—	0%		40%		25%		15%
Portfolio Turnover of the Fund	42%	29%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	South Carolina Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.470
Income from operations
Net investment income	$0.218
Net realized and unrealized gain	0.199	(3)
Total income from operations	$0.417
Less distributions
From net investment income	$(0.227)
Total distributions	$(0.227)
Net asset value — End of period	$10.660
Total Return(4)	4.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,272
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.50	%(6)
Interest and fee expense(5)	0.37	%(6)
Total expenses	1.87	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(6)
Net investment income	3.27	%(6)
Portfolio Turnover	42	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 12, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Tennessee Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$9.880	$9.900		$9.790		$9.910		$9.920
Income (loss) from operations
Net investment income	$0.419	$0.431		$0.462		$0.469		$0.479
Net realized and unrealized gain (loss)	(0.028)	(0.001)		0.133		(0.111)		(0.011)
Total income from operations	$0.391	$0.430		$0.595		$0.358		$0.468
Less distributions
From net investment income	$(0.421)	$(0.450)		$(0.485)		$(0.478)		$(0.478)
Total distributions	$(0.421)	$(0.450)		$(0.485)		$(0.478)		$(0.478)
Net asset value — End of year	$9.850	$9.880		$9.900		$9.790		$9.910
Total Return(3)	4.09%	4.44%		6.17%		3.65%		4.91%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,023	$42,088		$39,285		$9,051		$6,672
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.73%	0.76	%(5)	0.74	%(5)	0.74	%(5)	0.76	%(5)
Interest and fee expense(4)	0.19%	0.16	%(5)	0.08	%(5)	0.05	%(5)	0.04	%(5)
Total expenses	0.92%	0.92	%(5)	0.82	%(5)	0.79	%(5)	0.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.70%	0.75	%(5)	0.73	%(5)	0.71	%(5)	0.74	%(5)
Net investment income	4.30%	4.36%		4.69%		4.72%		4.91%
Portfolio Turnover of the Portfolio(6)	—	0%		20%		17%		19%
Portfolio Turnover of the Fund	16%	13%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Tennessee Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of year	$10.750	$10.780		$10.660		$10.800		$10.800
Income (loss) from operations
Net investment income	$0.378	$0.390		$0.429		$0.433		$0.444
Net realized and unrealized gain (loss)	(0.020)	(0.010)		0.137		(0.133)		(0.004)
Total income from operations	$0.358	$0.380		$0.566		$0.300		$0.440
Less distributions
From net investment income	$(0.378)	$(0.410)		$(0.446)		$(0.440)		$(0.440)
Total distributions	$(0.378)	$(0.410)		$(0.446)		$(0.440)		$(0.440)
Net asset value — End of year	$10.730	$10.750		$10.780		$10.660		$10.800
Total Return(3)	3.43%	3.75	%(4)	5.39%		2.79%		4.22%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,638	$10,346		$11,924		$39,182		$41,087
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.48%	1.51	%(6)	1.49	%(6)	1.49	%(6)	1.51	%(6)
Interest and fee expense(5)	0.19%	0.16	%(6)	0.08	%(6)	0.05	%(6)	0.04	%(6)
Total expenses	1.67%	1.67	%(6)	1.57	%(6)	1.54	%(6)	1.55	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.45%	1.50	%(6)	1.48	%(6)	1.46	%(6)	1.49	%(6)
Net investment income	3.56%	3.63%		3.95%		3.99%		4.19%
Portfolio Turnover of the Portfolio(7)	—	0%		20%		17%		19%
Portfolio Turnover of the Fund	16%	13%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Tennessee Fund — Class C
	Year Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.580
Income (loss) from operations
Net investment income	$0.110
Net realized and unrealized gain	0.156	(3)
Total income from operations	$0.266
Less distributions
From net investment income	$(0.126)
Total distributions	$(0.126)
Net asset value — End of year	$10.720
Total Return(4)	2.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$559
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.48	%(6)
Interest and fee expense(5)	0.19	%(6)
Total expenses	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(6)
Net investment income	3.10	%(6)
Portfolio Turnover	16	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Virginia Fund — Class A
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.790	$9.590		$9.390		$9.600		$9.700
Income (loss) from operations
Net investment income	$0.418	$0.426		$0.451		$0.463		$0.475
Net realized and unrealized gain (loss)	(0.025)	0.202		0.202		(0.217)		(0.119)
Total income from operations	$0.393	$0.628		$0.653		$0.246		$0.356
Less distributions
From net investment income	$(0.413)	$(0.428)		$(0.453)		$(0.456)		$(0.456)
Total distributions	$(0.413)	$(0.428)		$(0.453)		$(0.456)		$(0.456)
Net asset value — End of year	$9.770	$9.790		$9.590		$9.390		$9.600
Total Return(3)	4.16%	6.70%		7.06%		2.58%		3.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$89,098	$78,848		$73,924		$9,477		$8,357
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	0.77%	0.80	%(5)	0.79	%(5)	0.81	%(5)	0.82	%(5)
Interest and fee expense(4)	0.54%	0.23	%(5)	0.12	%(5)	0.08	%(5)	0.06	%(5)
Total expenses	1.31%	1.03	%(5)	0.91	%(5)	0.89	%(5)	0.88	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.79	%(5)	0.79	%(5)	0.80	%(5)	0.82	%(5)
Net investment income	4.34%	4.41%		4.75%		4.83%		4.99%
Portfolio Turnover of the Portfolio(6)	—	0%		14%		20%		33%
Portfolio Turnover of the Fund	30%	47%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(5)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Virginia Fund — Class B
	Year Ended August 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.830	$10.610		$10.400		$10.630		$10.730
Income (loss) from operations
Net investment income	$0.384	$0.392		$0.426		$0.434		$0.448
Net realized and unrealized gain (loss)	(0.018)	0.222		0.204		(0.240)		(0.124)
Total income from operations	$0.366	$0.614		$0.630		$0.194		$0.324
Less distributions
From net investment income	$(0.376)	$(0.394)		$(0.420)		$(0.424)		$(0.424)
Total distributions	$(0.376)	$(0.394)		$(0.420)		$(0.424)		$(0.424)
Net asset value — End of year	$10.820	$10.830		$10.610		$10.400		$10.630
Total Return(3)	3.49%	6.06	%(4)	6.15%		1.81%		3.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,411	$29,456		$32,477		$103,739		$110,881
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.52%	1.55	%(6)	1.54	%(6)	1.56	%(6)	1.57	%(6)
Interest and fee expense(5)	0.54%	0.23	%(6)	0.12	%(6)	0.08	%(6)	0.06	%(6)
Total expenses	2.06%	1.78	%(6)	1.66	%(6)	1.64	%(6)	1.63	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.54	%(6)	1.54	%(6)	1.55	%(6)	1.57	%(6)
Net investment income	3.61%	3.67%		4.00%		4.09%		4.25%
Portfolio Turnover of the Portfolio(7)	—	0%		14%		20%		33%
Portfolio Turnover of the Fund	30%	47%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights (As Restated - See Note 13)

	Virginia Fund — Class C
	Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.660
Income from operations
Net investment income	$0.198
Net realized and unrealized gain	0.158	(3)
Total income from operations	$0.356
Less distributions
From net investment income	$(0.206)
Total distributions	$(0.206)
Net asset value — End of period	$10.810
Total Return(4)	3.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$548
Ratios (As a percentage of average daily net assets):
Expense excluding interest and fees	1.52	%(6)
Interest and fee expense(5)	0.54	%(6)
Total expenses	2.06	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(6)
Net investment income	3.31%
Portfolio Turnover	30	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 8, 2006 to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  Annualized.

(7)  For the Fund’s fiscal period, September 1, 2005 to August 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (individually, the Fund, collectively, the Funds). The Funds seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. The Louisiana Fund offers two classes of shares. The Alabama Fund, the Arkansas Fund, the Georgia Fund, the Kentucky Fund, the Maryland Fund, the Missouri Fund, the North Carolina Fund, the Oregon Fund, the South Carolina Fund, the Tennessee Fund, and the Virginia Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’ paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On September 24, 2004, the Alabama Fund, the Arkansas Fund, the Georgia Fund, the Kentucky Fund, the Louisiana Fund, the Maryland Fund, the Missouri Fund, the North Carolina Fund, the Oregon Fund, the South Carolina Fund, the Tennessee Fund, and the Virginia Fund received its pro rata share of cash and securities from the Alabama Municipals Portfolio (Alabama Portfolio), the Arkansas Municipals Portfolio (Arkansas Portfolio), the Georgia Municipals Portfolio (Georgia Portfolio), the Kentucky Municipals Portfolio (Kentucky Portfolio), the Louisiana Municipals Portfolio (Louisiana Portfolio), the Maryland Municipals Portfolio (Maryland Portfolio), the Missouri Municipals Portfolio (Missouri Portfolio), the North Carolina Municipals Portfolio (North Carolina Portfolio), the Oregon Municipals Portfolio (Oregon Portfolio), the South Carolina Municipals Portfolio (South Carolina Portfolio), the Tennessee Municipals Portfolio (Tennessee Portfolio), and the Virginia Municipals Portfolio (Virginia Portfolio), respectively, in a complete liquidation of its interest in its corresponding Portfolio. Subsequent to September 24, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on fiancial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held —

The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest in a trust’s (the “Trust”) assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation (“Inverse Floater”). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the “Fixed-Rate Bond”). The Trust also issues floating-rate notes (“Floating-Rate Notes”) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the Trust and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to FAS Statement No. 140, the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption  “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities”. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At August 31, 2006, the Funds investments were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Alabama Fund	$1,480,000	3.40%	$2,389,667
Arkansas Fund	$3,365,000	3.40% - 3.41%	$5,820,128
Georgia Fund	$6,550,000	3.40% - 3.46%	$11,722,134
Kentucky Fund	$1,000,000	3.40% - 3.41%	$1,690,450
Louisiana Fund	$2,620,000	3.40% - 3.42%	$4,243,900
Maryland Fund	$8,680,000	3.40% - 3.45%	$14,214,292
Missouri Fund	$4,980,000	3.40% - 3.41%	$8,543,814
North Carolina Fund	$12,900,000	3.40% - 3.45%	$21,476,794
Oregon Fund	$12,750,000	3.40% - 3.45%	$21,671,695
South Carolina Fund	$13,840,000	3.40% - 3.45%	$22,839,977
Tennessee Fund	$3,560,000	3.40% - 3.47%	$5,914,381
Virginia Fund	$16,970,000	3.40% - 3.47%	$27,864,365

The Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Fund Management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Fund are Securities exempt from registration under Rules 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2006, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Alabama Fund	$300,220	August 31, 2011

	230,462	August 31, 2013

Arkansas Fund	857,802	August 31, 2013

Georgia Fund	129,324	August 31, 2011

	117,457	August 31, 2012

	931,893	August 31, 2013

Kentucky Fund	2,605,151	August 31, 2012

	944,485	August 31, 2013

Louisiana Fund	272,295	August 31, 2008

	159,254	August 31, 2009

	183,393	August 31, 2010

	142,162	August 31, 2012

	197,480	August 31, 2013

Maryland Fund	818,358	August 31, 2013

Missouri Fund	309,761	August 31, 2010

	135,451	August 31, 2012

	831,764	August 31, 2013

North Carolina Fund	106,713	August 31, 2013

Oregon Fund	1,348,049	August 31, 2013

South Carolina Fund	581,993	August 31, 2013

Tennessee Fund	590,018	August 31, 2013

Virginia Fund	297,071	August 31, 2012

	1,185,970	August 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at August 31, 2006, the Georgia Fund and North Carolina Fund had net capital losses of $656,388 and $448,505 respectively, attributable to security transactions incurred after October 31, 2005. These net capital losses are treated as arising on the first day of each Fund’s taxable year ending August 31, 2007.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund’s investment in financial futures contracts is designed to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Funds make semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

I     Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

J     Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

K   Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances, if any, are used to reduce the Funds’ custodian fees and are reported as a reduction of expenses in the Statements of Operations.

L    Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

M  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

N   Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

O   Interest Expense — Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the funds. Interest expense is recorded as incurred.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended August 31, 2006 and August 31, 2005 was as follows:

Year Ended 8/31/06	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Distributions declared from:
Tax-exempt income	$2,260,906	$2,099,543	$2,623,177	$2,561,131	$1,328,876	$2,881,622
Ordinary income	$37,485	$—	$—	$70,390	$—	$—

Year Ended 8/31/05	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Distributions declared from:
Tax-exempt income	$2,395,769	$1,947,706	$2,547,608	$2,726,247	$1,264,694	$2,960,837
Ordinary income	$75,490	$8,505	$1,194	$75,766	—	$—

Year Ended 8/31/06	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Distributions declared from:
Tax-exempt income	$3,011,882	$3,149,858	$4,050,508	$3,266,309	$2,161,839	$4,404,641
Ordinary income	$45,275	$—	$—	$54,551	$11,665	$—

Year Ended 8/31/05	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Distributions declared from:
Tax-exempt income	$2,863,805	$3,255,693	$4,016,451	$2,729,688	$2,200,565	$4,507,473
Ordinary income	$10,778	$9,807	$—	$9,594	$64,378	$8,473

These changes had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Undistributed income	$—	$11,393	$43,274	$—	$66,604	$399,017
Capital loss carryforward	$(530,682)	$(857,802)	$(1,178,674)	$(3,549,636)	$(954,584)	$(818,358)
Unrealized gain	$3,656,680	$2,365,585	$4,265,219	$4,675,735	$2,052,769	$670,631
Other temporary differences	$(25,868)	$(89,947)	$(712,794)	$(34,564)	$(7,324)	$69,944

	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Undistributed income	$—	$30,242	$62,249	$—	$—	$213,085
Capital loss carryforward	$(1,276,976)	$(106,713)	$(1,348,049)	$(581,993)	$(590,018)	$(1,483,041)
Unrealized gain	$5,380,912	$5,079,326	$3,221,533	$4,592,480	$3,357,818	$9,079,527
Other temporary differences	$(58,090)	$(558,373)	$(147,137)	$(73,941)	$(47,202)	$179,123

3  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Alabama Fund
	Year Ended August 31,
Class A	2006	2005
Sales	235,789	418,701
Issued to shareholders electing to receive payments of distributions in Fund shares	86,339	86,954
Redemptions	(447,437)	(429,208)
Exchange from Class B shares	191,341	107,196
Net increase	66,032	183,643

	Alabama Fund
	Year Ended August 31,
Class B	2006	2005
Sales	38,401	64,575
Issued to shareholders electing to receive payments of distributions in Fund shares	27,956	36,832
Redemptions	(236,736)	(239,893)
Exchange to Class A shares	(173,999)	(97,501)
Net decrease	(344,378)	(235,987)

	Alabama Fund
	Period Ended August 31,
Class C(1)	2006	2005
Sales	54,726	—
Issued to shareholders electing to receive payments of distributions in Fund shares	85	—
Net increase	54,811	—

	Arkansas Fund
	Year Ended August 31,
Class A	2006	2005
Sales	1,158,118	676,531
Issued to shareholders electing to receive payments of distributions in Fund shares	95,965	84,546
Redemptions	(324,399)	(565,997)
Exchange from Class B shares	113,687	90,496
Net increase	1,043,371	285,576

	Arkansas Fund
	Year Ended August 31,
Class B	2006	2005
Sales	74,204	90,953
Issued to shareholders electing to receive payments of distributions in Fund shares	18,571	23,987
Redemptions	(66,079)	(165,082)
Exchange to Class A shares	(105,772)	(84,187)
Net decrease	(79,076)	(134,329)

	Arkansas Fund
	Period Ended August 31,
Class C(2)	2006	2005
Sales	59,385	—
Issued to shareholders electing to receive payments of distributions in Fund shares	195	—
Net increase	59,580	—

	Georgia Fund
	Year Ended August 31,
Class A	2006	2005
Sales	1,200,847	611,481
Issued to shareholders electing to receive payments of distributions in Fund shares	125,391	111,036
Redemptions	(691,629)	(374,293)
Exchange from Class B shares	121,894	91,663
Net increase	756,503	439,887

	Georgia Fund
	Year Ended August 31,
Class B	2006	2005
Sales	60,650	131,578
Issued to shareholders electing to receive payments of distributions in Fund shares	28,499	34,531
Redemptions	(134,719)	(161,709)
Exchange to Class A shares	(114,065)	(85,805)
Net decrease	(159,635)	(81,405)

	Georgia Fund
	Period Ended August 31,
Class C(3)	2006	2005
Sales	116,813	—
Issued to shareholders electing to receive payments of distributions in Fund shares	499	—
Net increase	117,312	—

	Kentucky Fund
	Year Ended August 31,
Class A	2006	2005
Sales	509,459	346,555
Issued to shareholders electing to receive payments of distributions in Fund shares	147,741	133,385
Redemptions	(563,195)	(437,532)
Exchange from Class B shares	150,362	290,788
Net increase	244,367	333,196

	Kentucky Fund
	Year Ended August 31,
Class B	2006	2005
Sales	21,012	49,876
Issued to shareholders electing to receive payments of distributions in Fund shares	25,746	30,861
Redemptions	(215,215)	(121,814)
Exchange to Class A shares	(139,270)	(269,505)
Net decrease	(307,727)	(310,582)

	Kentucky Fund
	Period Ended August 31,
Class C(4)	2006	2005
Sales	32,628	—
Issued to shareholders electing to receive payments of distributions in Fund shares	252	—
Redemptions	(3,055)	—
Net increase	29,825	—

	Louisiana Fund
	Year Ended August 31,
Class A	2006	2005
Sales	708,954	504,932
Issued to shareholders electing to receive payments of distributions in Fund shares	52,145	41,591
Redemptions	(383,851)	(163,279)
Exchange from Class B shares	89,695	49,389
Net increase	466,943	432,633

	Louisiana Fund
	Year Ended August 31,
Class B	2006	2005
Sales	35,813	25,750
Issued to shareholders electing to receive payments of distributions in Fund shares	6,099	8,753
Redemptions	(162,632)	(108,649)
Exchange to Class A shares	(84,854)	(46,751)
Net decrease	(205,574)	(120,897)

	Maryland Fund
	Year Ended August 31,
Class A	2006	2005
Sales	1,118,438	324,234
Issued to shareholders electing to receive payments of distributions in Fund shares	153,575	140,946
Redemptions	(533,337)	(871,042)
Exchange from Class B shares	247,094	339,731
Net increase (decrease)	985,770	(66,131)

	Maryland Fund
	Year Ended August 31,
Class B	2006	2005
Sales	127,981	106,036
Issued to shareholders electing to receive payments of distributions in Fund shares	41,133	50,823
Redemptions	(195,549)	(414,556)
Exchange to Class A shares	(226,509)	(311,224)
Net decrease	(252,944)	(568,921)

	Maryland Fund
	Period Ended August 31,
Class C(5)	2006	2005
Sales	32,502	—
Issued to shareholders electing to receive payments of distributions in Fund shares	107	—
Net increase	32,609	—

	Missouri Fund
	Year Ended August 31,
Class A	2006	2005
Sales	1,478,466	1,265,812
Issued to shareholders electing to receive payments of distributions in Fund shares	157,695	136,219
Redemptions	(846,544)	(385,915)
Exchange from Class B shares	147,738	63,124
Net increase	937,355	1,079,240

	Missouri Fund
	Year Ended August 31,
Class B	2006	2005
Sales	67,773	152,973
Issued to shareholders electing to receive payments of distributions in Fund shares	22,143	28,263
Redemptions	(125,634)	(114,238)
Exchange to Class A shares	(133,662)	(57,094)
Net increase (decrease)	(169,380)	9,904

	Missouri Fund
	Period Ended August 31,
Class C(6)	2006	2005
Sales	99,756	—
Issued to shareholders electing to receive payments of distributions in Fund shares	238	—
Net increase	99,994	—

	North Carolina Fund
	Year Ended August 31,
Class A	2006	2005
Sales	1,387,532	199,558
Issued to shareholders electing to receive payments of distributions in Fund shares	155,468	158,259
Redemptions	(754,782)	(914,617)
Exchange from Class B shares	219,484	178,912
Net increase (decrease)	1,007,702	(377,888)

	North Carolina Fund
	Year Ended August 31,
Class B	2006	2005
Sales	39,212	65,285
Issued to shareholders electing to receive payments of distributions in Fund shares	23,043	32,873
Redemptions	(181,478)	(196,047)
Exchange to Class A shares	(204,074)	(166,310)
Net decrease	(323,297)	(264,199)

	North Carolina Fund
	Period Ended August 31,
Class C(7)	2006	2005
Sales	52,134	—
Issued to shareholders electing to receive payments of distributions in Fund shares	166	—
Net increase	52,300	—

	Oregon Fund
	Year Ended August 31,
Class A	2006	2005
Sales	1,477,540	1,438,539
Issued to shareholders electing to receive payments of distributions in Fund shares	195,560	192,066
Redemptions	(1,075,142)	(632,038)
Exchange from Class B shares	121,117	141,559
Net increase	719,075	1,140,126

	Oregon Fund
	Year Ended August 31,
Class B	2006	2005
Sales	141,710	226,880
Issued to shareholders electing to receive payments of distributions in Fund shares	46,623	55,848
Redemptions	(227,085)	(381,305)
Exchange to Class A shares	(111,853)	(129,448)
Net decrease	(150,605)	(228,025)

	Oregon Fund
	Period Ended August 31,
Class C(8)	2006	2005
Sales	63,550	—
Issued to shareholders electing to receive payments of distributions in Fund shares	240	—
Redemptions	(1)	—
Net increase	63,789	—

	South Carolina Fund
	Year Ended August 31,
Class A	2006	2005
Sales	2,614,748	1,752,926
Issued to shareholders electing to receive payments of distributions in Fund shares	161,027	107,448
Redemptions	(837,222)	(439,797)
Exchange from Class B shares	101,547	80,090
Net increase	2,040,100	1,500,667

	South Carolina Fund
	Year Ended August 31,
Class B	2006	2005
Sales	253,026	163,183
Issued to shareholders electing to receive payments of distributions in Fund shares	32,669	36,912
Redemptions	(223,265)	(233,102)
Exchange to Class A shares	(95,765)	(75,555)
Net decrease	(33,335)	(108,562)

	South Carolina Fund
	Period Ended August 31,
Class C(9)	2006	2005
Sales	213,397	—
Issued to shareholders electing to receive payments of distributions in Fund shares	1,260	—
Redemptions	(1,456)	—
Net increase	213,201	—

	Tennessee Fund
	Year Ended August 31,
Class A	2006	2005
Sales	874,541	536,154
Issued to shareholders electing to receive payments of distributions in Fund shares	105,285	102,414
Redemptions	(695,136)	(480,877)
Exchange from Class B shares	124,155	137,934
Net increase	408,845	295,625

	Tennessee Fund
	Year Ended August 31,
Class B	2006	2005
Sales	39,286	79,585
Issued to shareholders electing to receive payments of distributions in Fund shares	21,220	26,484
Redemptions	(103,692)	(122,964)
Exchange to Class A shares	(113,995)	(126,568)
Net decrease	(157,181)	(143,463)

	Tennessee Fund
	Period Ended August 31,
Class C(10)	2006	2005
Sales	52,010	—
Issued to shareholders electing to receive payments of distributions in Fund shares	149	—
Net increase	52,159	—

	Virginia Fund
	Year Ended August 31,
Class A	2006	2005
Sales	1,333,673	709,784
Issued to shareholders electing to receive payments of distributions in Fund shares	222,230	209,266
Redemptions	(821,229)	(815,007)
Exchange from Class B shares	324,682	244,773
Net increase	1,059,356	348,816

	Virginia Fund
	Year Ended August 31,
Class B	2006	2005
Sales	62,283	144,669
Issued to shareholders electing to receive payments of distributions in Fund shares	49,560	60,442
Redemptions	(281,852)	(324,267)
Exchange to Class A shares	(293,331)	(221,194)
Net decrease	(463,340)	(340,350)

	Virginia Fund
	Period Ended August 31,
Class C(11)	2006	2005
Sales	50,428	—
Issued to shareholders electing to receive payments of distributions in Fund shares	329	—
Redemptions	(47)	—
Net increase	50,710	—

(1)  Class C shares of the Alabama Fund commenced operations on March 21, 2006.

(2)  Class C shares of the Arkansas Fund commenced operations on April 28, 2006.

(3)  Class C shares of the Georgia Fund commenced operations on April 25, 2006.

(4)  Class C shares of the Kentucky Fund commenced operations on March 23, 2006.

(5)  Class C shares of the Maryland Fund commenced operations on May 2, 2006.

(6)  Class C shares of the Missouri Fund commenced operations on February 16, 2006.

(7)  Class C shares of the North Carolina Fund commenced operations on May 2, 2006.

(8)  Class C shares of the Oregon Fund commenced operations on March 2, 2006.

(9)  Class C shares of the South Carolina Fund commenced operations on January 12, 2006.

(10)  Class C shares of the Tennessee Fund commenced operations on May 2, 2006.

(11)  Class C shares of the Virginia Fund commenced operations on February 8, 2006.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2006, advisory fees incurred by the Funds were as follows:

Portfolio	Amount	Effective Rate*
Alabama Fund	$169,657	0.29%
Arkansas Fund	130,316	0.27%
Georgia Fund	181,679	0.30%
Kentucky Fund	187,293	0.31%
Louisiana Fund	61,564	0.20%
Maryland Fund	215,115	0.32%
Missouri Fund	230,087	0.32%
North Carolina Fund	247,445	0.33%
Oregon Fund	323,109	0.36%
South Carolina Fund	268,564	0.34%
Tennessee Fund	143,273	0.28%
Virginia Fund	395,011	0.37%

*  As a percentage of average daily net assets.

Except as to Trustees of the Funds who are not members of EVM’s or BMR’s organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended August 31, 2006, EVM received $1,564, $1,606, $1,811, $1,931, $621, $2,181, $2,435, $2,874, $2,762, $1,761, $1,513 and $3,617 in sub-transfer agent fees from Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds’ principal underwriter, received $3,715, $14,616, $12,616, $4,607, $4,439, $8,748, $18,917, $8,127, $19,956, $32,624, $8,539 and $9,200 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2006.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

5  Distribution Plans

Class A of each Fund has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% of each Fund’s average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund’s average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the year ended August 31, 2006, amounted to $84,043, $79,697, $91,528, $99,071, $46,779, $97,023, $117,926, $121,154, $136,952, $124,318, $85,036 and $161,654, for Class A shares of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund. Each Fund also has in effect distribution plans for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In addition, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund each had in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1under the Investment Company Act of 1940 (collectively, the Plans). The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of each Fund’s average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid or payable to EVD by each respective class. The Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued $119,614, $65,903, $106,145, $88,076, $51,724, $137,179, $90,034, $104,399, $161,044, $133,311, $70,300 and $198,368, respectively, for Class B shares, to or payable to EVD for the year ended August 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class B. The Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued $539, $482, $1,216, $624, $305, $1,343, $398, $718, $4,149, $626 and $898, respectively, for Class C shares, to or payable to EVD for the period ended August 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class C shares. At August 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $1,139,000, $1,017,000, $1,539,000, $1,116,000, $647,000, $3,140,000, $468,000, $1,512,000, $1,505,000, $1,230,000, $663,000 and $1,038,000, respectively for Class B shares, and the amounts of uncovered distribution charges of EVD calculated under the plan, for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and

Virginia Fund were approximately $32,000, $37,000, $73,000, $20,000, $21,000, $68,000, $32,000, $40,000, $138,000, $25,000 and $33,000, respectively, for Class C shares. The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% annually of each Fund’s average daily net assets attributable to Class B and Class C, if applicable, for each fiscal year. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended August 31, 2006, amounted to $31,897, $17,574, $28,305, $23,487, $13,793, $36,581, $24,009, $27,840, $42,945, $35,547, $18,747 and $52,898, for the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for Class B shares. Service fees paid or accrued for the period ended August 31, 2006, amounted to $139, $131, $318, $167, $79, $354, $103, $188, $1,090, $164 and $237, for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for Class C shares.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and, if applicable, Class C Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $5,000, $8,000, $10,000 and $13,000 of CDSC paid by Class A shareholders of Georgia Fund, Louisiana Fund, Missouri Fund, and Oregon Fund, respectively, for the year ended August 31, 2006. EVD received approximately $22,000, $8,000, $17,000, $32,000, $22,000, $24,000, $25,000, $18,000, $17,000, $21,000, $13,000 and $35,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the year ended August 31, 2006. EVD did not receive any CDSC paid by Class C shareholders for the year ended August 31, 2006.

7  Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities, and short-term obligations, for the year ended August 31, 2006, were as follows:

As Restated
Alabama Fund
Purchases	$17,338,246
Sales	20,197,763
Arkansas Fund
Purchases	$16,255,622
Sales	5,582,401
Georgia Fund
Purchases	$17,768,206
Sales	9,926,556
Kentucky Fund
Purchases	$6,166,535
Sales	6,431,768
Louisiana Fund
Purchases	$13,222,479
Sales	9,857,701

Maryland Fund
Purchases	$18,208,111
Sales	11,178,268
Missouri Fund
Purchases	$26,684,150
Sales	17,498,403
North Carolina Fund
Purchases	$31,846,606
Sales	15,657,766
Oregon Fund
Purchases	$24,377,475
Sales	15,008,206
South Carolina Fund
Purchases	$65,381,113
Sales	38,828,931
Tennessee Fund
Purchases	$11,603,856
Sales	8,416,886
Virginia Fund
Purchases	$40,497,245
Sales	32,488,605

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at August 31, 2006, as determined on a federal income tax basis, were as follows:

Alabama Fund
Aggregate Cost	$53,381,683
Gross unrealized appreciation	$3,732,415
Gross unrealized depreciation	(6,466)
Net unrealized appreciation	$3,725,949

Arkansas Fund
Aggregate Cost	$52,990,756
Gross unrealized appreciation	$2,659,535
Gross unrealized depreciation	(31,475)
Net unrealized appreciation	$2,628,060
Georgia Fund
Aggregate Cost	$58,828,156
Gross unrealized appreciation	$4,476,494
Gross unrealized depreciation	(170,045)
Net unrealized appreciation	$4,306,449
Kentucky Fund
Aggregate Cost	$57,538,071
Gross unrealized appreciation	$4,833,650
Gross unrealized depreciation	(108,066)
Net unrealized appreciation	$4,725,584
Louisiana Fund
Aggregate Cost	$30,218,420
Gross unrealized appreciation	$2,361,205
Gross unrealized depreciation	(247,222)
Net unrealized appreciation	$2,113,983
Maryland Fund
Aggregate Cost	$69,743,915
Gross unrealized appreciation	$4,387,297
Gross unrealized depreciation	(3,563,004)
Net unrealized appreciation	$824,293
Missouri Fund
Aggregate Cost	$71,054,071
Gross unrealized appreciation	$5,577,358
Gross unrealized depreciation	(151,502)
Net unrealized appreciation	$5,425,856
North Carolina Fund
Aggregate Cost	$75,070,414
Gross unrealized appreciation	$5,633,102
Gross unrealized depreciation	(158,453)
Net unrealized appreciation	$5,474,649

Oregon Fund
Aggregate Cost	$91,337,464
Gross unrealized appreciation	$5,345,890
Gross unrealized depreciation	(1,599,407)
Net unrealized appreciation	$3,746,483
South Carolina Fund
Aggregate Cost	$84,943,834
Gross unrealized appreciation	$5,093,527
Gross unrealized depreciation	(34,657)
Net unrealized appreciation	$5,058,870
Tennessee Fund
Aggregate Cost	$51,569,840
Gross unrealized appreciation	$3,431,550
Gross unrealized depreciation	(40,674)
Net unrealized appreciation	$3,390,876
Virginia Fund
Aggregate Cost	$104,334,177
Gross unrealized appreciation	$9,572,147
Gross unrealized depreciation	(163,007)
Net unrealized appreciation	$9,409,140

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2006, the Kentucky Fund and the Virginia Fund had a balance outstanding pursuant to this line of credit of $300,000 and $800,000, respectively. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2006.

10  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Funds’ assets to the extent of any overdraft. At August 31, 2006, the Virginia Fund had payments due to IBT pursuant to the foregoing arrangement of $16,155.

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include financial futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations held under these financial instruments at August 31, 2006, is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
		63 U.S.
	12/06	Treasury Bond	Short	$(6,935,639)	$(6,996,938)	$(61,299)
Alabama	12/06	13 U.S. Treasury Note	Short	(1,387,905)	(1,395,875)	$(7,970)
Georgia	12/06	111 U.S. Treasury Bond	Short	$(12,286,708)	$(12,327,938)	$(41,230)
	12/06	21 U.S. Treasury Bond	Short	$(2,242,000)	$(2,254,875)	$(12,875)
Kentucky	12/06	38 U.S. Treasury Note	Short	(4,183,401)	(4,220,375)	(36,974)
Louisiana	12/06	65 U.S. Treasury Bond	Short	$(7,157,849)	$(7,219,063)	$(61,214)
Maryland	12/06	143 U.S. Treasury Bond	Short	$(15,728,276)	$(15,881,938)	$(153,662)

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
Missouri	12/06	121 U.S. Treasury Bond	Short	$(13,393,620)	$(13,438,564)	$(44,944)
North Carolina	12/06	75 U.S. Treasury Bond	Short	$(8,301,829)	$(8,329,687)	$(27,858)
South Carolina	12/06	125 U.S. Treasury Bond	Short	$(13,836,382)	$(13,882,812)	$(46,430)
Tennessee	12/06	89 U.S. Treasury Bond	Short	$(9,851,505)	$(9,884,563)	$(33,058)
Virginia	12/06	350 U.S. Treasury Bond	Short	$(38,542,262)	$(38,871,875)	$(329,613)

At August 31, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on these contracts.

At August 31, 2006, the Arkansas Fund, the North Carolina Fund, the Oregon Fund and the South Carolina Fund had entered into an interest rate swap agreement with JP Morgan Chase Bank, N.A. whereby the Funds make semi-annual payments at a fixed rate equal to 5.77% on the notional amount of $5,000,000, $7,000,000, $10,000,000 and $8,000,000, respectively. In exchange, the Funds receive quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contracts, which terminate February 26, 2037, is recorded as a payable for open swap contracts of $262,475, $367,465, $524,950 and $419,960 for the Arkansas Fund, the North Carolina Fund, Oregon Fund and the South Carolina Fund, respectively, on August 31, 2006.

12  Recently Issued Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds are currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (“FAS 157”) “Fair Value Measurements”.  FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

13  Restatement Information

Subsequent to the issuance of its August 31, 2006 financial statements, the Funds determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the fiscal years ended August 31, 2006, 2005, 2004, 2003 and 2002 and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Fund has restated the statements of assets and liabilities as of August 31, 2006 and the related statements of operations and statements of changes in net assets for the year then ended, the financial highlights for each of the five years in the period then ended to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense in the Statement of Operations.

	Alabama		Arkansas		Georgia
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Statement of Assets and Liabilities of August 31, 2006

Identified cost	53,388,154	54,916,968	53,015,699	56,346,435	58,874,056	65,406,489
Unrealized appreciation	3,719,478	3,670,664	2,603,117	2,637,381	4,260,549	4,278,116
Investments, at value	57,107,632	58,587,632	55,618,816	58,983,816	63,134,605	69,684,605
Interest receivable	598,541	610,499	767,111	781,296	711,940	768,319
Total Assets	57,953,161	59,445,119	57,340,362	60,719,547	64,387,157	70,993,536

Payable for floating rate notes issued	0	1,480,000	0	3,365,000	0	6,550,000
Interest expense and fees payable	0	11,958	0	14,185	0	56,379
Total Liabilities	339,200	1,831,158	1,756,870	5,136,055	388,170	6,994,549

Sources of Net Assets
Accumulated net realized gain (loss)(computed on the basis of identified cost)	(454,942)	(406,128)	(832,859)	(867,122)	(1,747,932)	(1,765,499)
Net unrealized appreciation (depreciation)(computed on the basis of identified cost)	3,650,209	3,601,395	2,340,642	2,374,905	4,219,319	4,236,886

Statement of Operations for the year ended August 31, 2006

Interest	2,811,933	2,861,759	2,519,283	2,621,930	3,137,223	3,406,358
Total Investment income	2,811,933	2,861,759	2,519,283	2,621,930	3,137,223	3,406,358

Interest expense and fees	0	49,826	0	102,647	0	269,135
Total expenses	557,205	607,031	428,212	530,859	559,380	828,515
Net expenses	545,973	595,799	412,996	515,643	544,401	813,536

Realized and Unrealized Gain (Loss)
Investment transactions (identified cost basis)	450,751	499,565	(108,212)	(142,475)	(772,199)	(789,766)
Net realized gain (loss)	982,463	1,031,277	974,361	940,098	(74,760)	(92,327)

Change in unrealized appreciation (depreciation)
Investments (identified cost basis)	(839,441)	(888,255)	(293,057)	(258,794)	(186,170)	(168,603)
Net change in unrealized appreciation (depreciation)	(819,241)	(868,055)	(412,576)	(378,313)	(157,533)	(139,966)

Statement of Changes in Net Assets for the year ended August 31, 2006

Net realized gain (loss) from investment transactions, financial future contracts and interest rate swap contracts	982,463	1,031,277	974,361	940,098	(74,760)	(92,327)

Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(819,241)	(868,055)	(412,576)	(378,313)	(157,533)	(139,966)

	Kentucky		Louisiana		Maryland
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Statement of Assets and Liabilities of August 31, 2006

Identified cost	57,482,542	58,517,667	30,463,407	33,117,283	69,948,154	78,544,333
Unrealized appreciation	4,781,113	4,745,988	1,868,996	1,835,120	620,054	703,875
Investments, at value	62,263,655	63,263,655	32,332,403	34,952,403	70,568,208	79,248,208
Interest receivable	691,855	700,109	347,229	371,653	809,740	852,490
Total Assets	63,140,281	64,148,535	33,805,914	36,450,338	73,196,844	81,919,594

Payable for floating rate notes issued	0	1,000,000	0	2,620,000	0	8,680,000
Interest expense and fees payable	0	8,254	0	24,424	0	42,750
Total Liabilities	532,473	1,540,727	709,886	3,354,310	297,096	9,019,846

Sources of Net Assets
Accumulated net realized gain (loss)(computed on the basis of identified cost)	(3,555,316)	(3,520,191)	(648,383)	(614,507)	(460,457)	(544,278)
Net unrealized appreciation (depreciation)(computed on the basis of identified cost)	4,731,264	4,696,139	1,807,782	1,773,906	466,392	550,213

Statement of Operations for year ended August 31, 2006
Interest	3,150,350	3,189,776	1,592,832	1,670,134	3,707,854	4,217,296
Total Investment income	3,150,350	3,189,776	1,592,832	1,670,134	3,707,854	4,217,296

Interest expense and fees	0	39,426	0	77,302	0	509,442
Total expenses	571,700	611,126	267,803	345,105	665,792	1,175,234
Net expenses	556,080	595,506	259,393	336,695	648,080	1,157,522

Realized and Unrealized Gain (Loss)
Investment transactions (identified cost basis)	170,585	205,710	84,384	118,260	173,420	89,599
Net realized gain (loss)	673,176	708,301	540,139	574,015	1,287,458	1,203,637

Change in unrealized appreciation (depreciation)
Investments (identified cost basis)	(1,256,632)	1,291,757	(533,607)	(567,483)	(1,227,447)	(1,143,626)
Net change in unrealized appreciation (depreciation)	(1,185,902)	(1,221,027)	(511,981)	(545,857)	(1,227,885)	(1,144,034)

Statement of Changes in Net Assets for the year ended August 31, 2006

Net realized gain (loss) from investment transactions, financial future contracts and interest rate swap contracts	673,176	708,301	540,139	574,015	1,287,458	1,203,637

Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(1,185,902)	(1,221,027)	(511,981)	(545,857)	(1,227,855)	(1,144,034)

	Missouri		North Carolina		Oregon
	Previously		Previously		Previously
	Reported	Restated	Reported	Restated	Reported	Restated

Statement of Assets and Liabilities of August 31, 2006

Identified Cost	71,179,879	76,202,542	75,228,867	88,131,074	91,471,907	104,119,324
Unrealized appreciation	5,300,048	5,257,385	5,316,196	5,313,989	3,612,040	3,714,623
Investments, at value	76,479,927	81,459,927	80,545,063	93,445,063	95,083,947	107,833,947
Interest Receivable	855,854	893,310	774,391	853,058	1,120,258	1,215,646
Total Assets	78,496,173	83,513,629	82,968,290	95,946,957	96,447,296	109,292,684

Payable for floating rate notes issued	0	4,980,000	0	12,900,000	0	12,750,000
Interest expense and fees payable	0	37,456	0	78,667	0	95,388
Total Liabilities	1,263,270	6,280,726	2,816,871	15,795,538	1,002,912	13,848,300

Sources of Net Assets
Accumulated net realized gain (loss)(computed on the basis of identified cost)	(1,106,224)	(1,063,561)	(368,907)	(366,700)	(1,213,606)	(1,316,189)
Net unrealized appreciation (depreciation)(computed on the basis of identified cost)	5,255,104	5,212,441	4,920,873	4,918,666	3,087,090	3,189,673

Statement of Operations for year ended August 31, 2006

Interest	3,643,535	3,834,336	3,860,034	4,142,837	4,900,815	5,314,966
Total Investment income	3,643,535	3,834,336	3,860,034	4,142,837	4,900,815	5,314,966

Interest expense and fees	0	190,801	0	282,803	0	414,151
Total expenses	620,463	811,264	680,418	963,221	850,693	1,264,844
Net expenses	594,491	785,292	662,701	945,504	833,056	1,247,207

Realized and Unrealized Gain (Loss)
Investment transactions (identified cost basis)	(52,129)	(9,466)	(957,769)	(955,562)	(42,649)	(145,232)
Net realized gain (loss)	646,801	689,464	835,636	837,843	1,928,492	1,825,909

Change in unrealized appreciation (depreciation)
Investments (identified cost basis)	(979,616)	(1,022,279)	(473,572)	(475,779)	(713,248)	(610,665)
Net change in unrealized appreciation (depreciation)	(954,693)	(997,356)	(604,161)	(606,368)	(973,464)	(870,881)

Statement of Changes in Net Assets for the year ended August 31, 2006

Net realized gain (loss) from investment transactions, financial future contracts and interest rate swap contracts	646,801	689,464	835,636	837,843	1,928,492	1,825,909

Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(954,693)	(997,356)	(604,161)	(606,368)	(973,464)	(870,881)

	South Carolina		Tennessee		Virginia
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Statement of Assets and Liabilities of August 31, 2006

Identified Cost	84,954,729	98,918,100	51,590,123	55,163,464	104,477,886	121,403,184
Unrealized appreciation	5,047,975	4,924,604	3,370,593	3,357,252	9,265,431	9,310,133
Investments, at value	90,002,704	103,842,704	54,960,716	58,520,716	113,743,317	130,713,317
Interest receivable	1,125,450	1,224,015	600,215	662,829	1,308,631	1,443,229
Total Assets	92,297,740	106,236,305	56,497,666	60,120,280	115,356,620	132,461,218

Payable for floating rate notes issued	0	13,840,000	0	3,560,000	0	16,970,000
Interest expense and fees payable	0	98,565	0	62,614	0	134,598
Total Liabilities	946,642	14,885,207	1,277,915	4,900,529	1,299,601	18,404,199

Sources of Net Assets
Accumulated net realized gain (loss)(computed on the basis of identified cost)	(524,668)	(401,297)	(536,677)	(523,337)	(1,009,720)	(1,054,422)
Net unrealized appreciation (depreciation)(computed on the basis of identified cost)	4,581,585	4,458,214	3,337,535	3,324,195	8,935,818	8,980,520

Statement of Operations for year ended August 31, 2006

Interest	4,006,272	4,302,193	2,602,293	2,703,548	5,487,014	6,069,674
Total Investment income	4,006,272	4,302,193	2,602,293	2,703,548	5,487,014	6,069,674

Interest expense and fees	0	295,921	0	101,255	0	582,660
Total expenses	739,566	1,035,487	448,070	549,325	1,029,322	1,611,982
Net expenses	722,281	1,018,202	436,796	538,051	1,017,258	1,599,918

Realized and Unrealized Gain (Loss)
Investment transactions (identified cost basis)	(467,133)	(343,762)	225,937	239,277	(150,759)	(195,461)
Net realized gain (loss)	1,169,573	1,292,944	867,928	881,268	1,701,737	1,657,035

Change in unrealized appreciation (depreciation)
Investments (identified cost basis)	(522,871)	(646,242)	(964,238)	(977,578)	(1,787,999)	(1,743,297)
Net change in unrealized appreciation (depreciation)	(830,589)	(953,960)	(932,272)	(945,612)	(1,820,423)	(1,775,721)

Statement of Changes in Net Assets for the year ended August 31, 2006

Net realized gain (loss) from investment transactions, financial future contracts and interest rate swap contracts	1,169,573	1,292,944	867,928	881,268	1,701,737	1,657,035

Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(830,589)	(953,960)	(932,272)	(945,612)	(1,820,423)	(1,775,721)

Alabama Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.09%	0.00%	0.05%	0.00%	0.03%
Total expenses	0.75%	0.84%	0.76%	0.81%	0.76%	0.79%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.09%	0.00%	0.05%	0.00%	0.03%
Total expenses	1.50%	1.59%	1.51%	1.56%	1.52%	1.55%

Class C
Expense Ratios:
Interest and fee expense	0.00%	0.09%	N/A	N/A	N/A	N/A
Total expenses	1.50%	1.59%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.02%	0.00%	0.02%
Total expenses	0.76%	0.78%	0.82%	0.84%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.02%	0.00%	0.02%
Total expenses	1.51%	1.53%	1.57%	1.59%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

Arkansas Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.21%	0.00%	0.13%	0.00%	0.07%
Total expenses	0.74%	0.95%	0.74%	0.87%	0.72%	0.79%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.21%	0.00%	0.13%	0.00%	0.07%
Total expenses	1.50%	1.71%	1.49%	1.62%	1.47%	1.54%

Class C
Expense Ratios:
Interest and fee expense	0.00%	0.21%	N/A	N/A	N/A	N/A
Total expenses	1.49%	1.70%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.04%	0.00%	0.02%
Total expenses	0.73%	0.77%	0.81%	0.83%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.04%	0.00%	0.02%
Total expenses	1.48%	1.52%	1.56%	1.58%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

Georgia Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.45%	0.00%	0.34%	0.00%	0.24%
Total expenses	0.75%	1.20%	0.77%	1.11%	0.78%	1.02%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.45%	0.00%	0.34%	0.00%	0.24%
Total expenses	1.50%	1.95%	1.52%	1.86%	1.53%	1.77%

Class C
Expense Ratios:
Interest and fee expense	0.00%	0.45%	N/A	N/A	N/A	N/A
Total expenses	1.50%	1.95%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.23%	0.00%	0.21%
Total expenses	0.77%	1.00%	0.85%	1.06%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.23%	0.00%	0.21%
Total expenses	1.52%	1.75%	1.60%	1.81%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

Kentucky Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.06%	0.00%	0.05%	0.00%	0.02%
Total expenses	0.79%	0.85%	0.77%	0.82%	0.78%	0.80%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.06%	0.00%	0.05%	0.00%	0.02%
Total expenses	1.54%	1.60%	1.52%	1.57%	1.53%	1.55%

Class C
Expense Ratios:
Interest and fee expense	0.00%	0.06%	N/A	N/A	N/A	N/A
Total expenses	1.54%	1.60%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.01%	0.00%	0.01%
Total expenses	0.77%	0.78%	0.80%	0.81%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.01%	0.00%	0.01%
Total expenses	1.52%	1.53%	1.55%	1.56%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

Louisiana Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.26%	0.00%	0.14%	0.00%	0.08%
Total expenses	0.71%	0.97%	0.76%	0.90%	0.76%	0.84%
Portfolio Turnover	44%	34%	12%	12%	9%	9%
Class B
Expense Ratios:
Interest and fee expense	0.00%	0.26%	0.00%	0.14%	0.00%	0.08%
Total expenses	1.47%	1.73%	1.51%	1.65%	1.51%	1.59%
Portfolio Turnover	44%	34%	12%	12%	9%	9%

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.06%	0.00%	0.06%
Total expenses	0.74%	0.80%	0.80%	0.86%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.06%	0.00%	0.06%
Total expenses	1.49%	1.55%	1.55%	1.61%

Maryland Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.76%	0.00%	0.28%	0.00%	0.03%
Total expenses	0.79%	1.55%	0.80%	1.08%	0.79%	0.82%
Portfolio Turnover	32%	15%	10%	10%	12%	12%
Class B
Expense Ratios:
Interest and fee expense	0.00%	0.76%	0.00%	0.28%	0.00%	0.03%
Total expenses	1.54%	2.30%	1.55%	1.83%	1.54%	1.57%
Portfolio Turnover	32%	15%	10%	10%	12%	12%
Class C
Expense Ratios:
Interest and fee expense	0.00%	0.76%	N/A	N/A	N/A	N/A
Total expenses	1.54%	2.30%	N/A	N/A	N/A	N/A
Portfolio Turnover	32%	15%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.09%	0.00%	0.10%
Total expenses	0.78%	0.87%	0.85%	0.95%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.09%	0.00%	0.10%
Total expenses	1.53%	1.62%	1.60%	0.95%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

Missouri Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	2006 Restated	Previously Reported	2005 Restated	Previously Reported	2004 Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.27%	0.00%	0.21%	0.00%	0.13%
Total expenses	0.75%	1.02%	0.79%	1.00%	0.81%	0.94%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.27%	0.00%	0.21%	0.00%	0.13%
Total expenses	1.50%	1.77%	1.54%	1.75%	1.56%	1.69%

Class C
Expense Ratios:
Interest and fee expense	0.00%	0.27%	N/A	N/A	N/A	N/A
Total expenses	1.50%	1.77%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	2003 Restated	Previously Reported	2002 Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.13%	0.00%	0.00%
Total expenses	0.79%	0.92%	0.80%	0.80%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.13%	0.00%	0.00%
Total expenses	1.54%	1.67%	1.55%	1.55%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

North Carolina Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	2006 Restated	Previously Reported	2005 Restated	Previously Reported	2004 Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.38%	0.00%	0.16%	0.00%	0.19%
Total expenses	0.77%	1.15%	0.79%	0.95%	0.79%	0.98%
Portfolio Turnover	40%	18%	8%	8%	19%	19%
Class B
Expense Ratios:
Interest and fee expense	0.00%	0.38%	0.00%	0.16%	0.00%	0.19%
Total expenses	1.52%	1.90%	1.54%	1.70%	1.54%	1.73%
Portfolio Turnover	40%	18%	8%	8%	19%	19%
Class C
Expense Ratios:
Interest and fee expense	0.00%	0.38%	N/A	N/A	N/A	N/A
Total expenses	1.52%	1.90%	N/A	N/A	N/A	N/A
Portfolio Turnover	40%	18%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	2003 Restated	Previously Reported	2002 Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.03%	0.00%	0.00%
Total expenses	0.79%	0.82%	0.83%	0.83%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.03%	0.00%	0.00%
Total expenses	1.54%	1.57%	1.58%	1.58%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

Oregon Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	2006 Restated	Previously Reported	2005 Restated	Previously Reported	2004 Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.46%	0.00%	0.26%	0.00%	0.13%
Total expenses	0.77%	1.23%	0.80%	1.06%	0.81%	0.94%
Portfolio Turnover	23%	15%	27%	27%	6%	6%
Class B
Expense Ratios:
Interest and fee expense	0.00%	0.46%	0.00%	0.26%	0.00%	0.13%
Total expenses	1.52%	1.98%	1.55%	1.81%	1.56%	1.69%
Portfolio Turnover	23%	15%	27%	27%	6%	6%
Class C
Expense Ratios:
Interest and fee expense	0.00%	0.46%	N/A	N/A	N/A	N/A
Total expenses	1.52%	1.98%	N/A	N/A	N/A	N/A
Portfolio Turnover	23%	15%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	2003 Restated	Previously Reported	2002 Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.10%	0.00%	0.10%
Total expenses	0.80%	0.90%	0.81%	0.91%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.10%	0.00%	0.10%
Total expenses	1.55%	1.65%	1.56%	1.66%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

South Carolina Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.37%	0.00%	0.37%	0.00%	0.23%
Total expenses	0.75%	1.12%	0.75%	1.12%	0.75%	0.98%
Portfolio Turnover	66%	42%	35%	29%	59%	40%
Class B
Expense Ratios:
Interest and fee expense	0.00%	0.37%	0.00%	0.37%	0.00%	0.23%
Total expenses	1.50%	1.87%	1.50%	1.87%	1.50%	1.73%
Portfolio Turnover	66%	42%	35%	29%	59%	40%
Class C
Expense Ratios:
Interest and fee expense	0.00%	0.37%	N/A	N/A	N/A	N/A
Total expenses	1.50%	1.87%	N/A	N/A	N/A	N/A
Portfolio Turnover	66%	42%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.03%	0.00%	0.08%
Total expenses	0.73%	0.76%	0.80%	0.88%
Portfolio Turnover	37%	25%	N/A	N/A
Class B
Expense Ratios:
Interest and fee expense	0.00%	0.03%	0.00%	0.08%
Total expenses	1.48%	1.51%	1.56%	1.64%
Portfolio Turnover	37%	25%	N/A	N/A
Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A
Portfolio Turnover	N/A	N/A	N/A	N/A

Tennessee Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.19%	0.00%	0.16%	0.00%	0.08%
Total expenses	0.73%	0.92%	0.76%	0.92%	0.74%	0.82%
Portfolio Turnover	25%	16%	13%	13%	20%	20%
Class B
Expense Ratios:
Interest and fee expense	0.00%	0.19%	0.00%	0.16%	0.00%	0.08%
Total expenses	1.48%	1.67%	1.51%	1.67%	1.49%	1.57%
Portfolio Turnover	25%	16%	13%	13%	20%	20%
Class C
Expense Ratios:
Interest and fee expense	0.00%	0.19%	N/A	N/A	N/A	N/A
Total expenses	1.48%	1.67%	N/A	N/A	N/A	N/A
Portfolio Turnover	25%	16%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.05%	0.00%	0.04%
Total expenses	0.74%	0.79%	0.76%	0.80%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.05%	0.00%	0.04%
Total expenses	1.49%	1.54%	1.51%	1.55%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

Virginia Fund

Financial Highlights

for the years ending August 31, 2006

2005, 2004, 2003 and 2002

	2006		2005		2004
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.54%	0.00%	0.23%	0.00%	0.12%
Total expenses	0.77%	1.31%	0.80%	1.03%	0.79%	0.91%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.54%	0.00%	0.23%	0.00%	0.12%
Total expenses	1.52%	2.06%	1.55%	1.78%	1.54%	1.66%

Class C
Expense Ratios:
Interest and fee expense	0.00%	0.54%	N/A	N/A	N/A	N/A
Total expenses	1.52%	2.06%	N/A	N/A	N/A	N/A

	2003		2002
	Previously Reported	Restated	Previously Reported	Restated

Class A
Expense Ratios:
Interest and fee expense	0.00%	0.08%	0.00%	0.06%
Total expenses	0.81%	0.89%	0.82%	0.88%

Class B
Expense Ratios:
Interest and fee expense	0.00%	0.08%	0.00%	0.06%
Total expenses	1.56%	1.64%	1.57%	1.63%

Class C
Expense Ratios:
Interest and fee expense	N/A	N/A	N/A	N/A
Total expenses	N/A	N/A	N/A	N/A

While the Statements of Assets and Liabilities as of August 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the prinicpal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year, with no effect on previously reported net assets.  The Statements of Operations for the years ended August 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

Eaton Vance Municipals Funds as of August 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (individually, the “Fund”, collectively, the “Funds”) (certain of the Series of Eaton Vance Municipals Trust) as of August 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned at August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust as of August 31, 2006, and the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended,  and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 13, for each of the Funds referred to above, the statements of assets and liabilities, including the portfolio of investments as of August 31, 2006, the related statements of operations and statements of changes in net assets for the year then ended and the financial highlights for each of the five years in the period then ended have been restated.

DELOITTE & TOUCHE LLP

October 17, 2006 (January 2, 2007 as to the statement of cash flows and to the effects of the restatement discussed in Note 13)

Eaton Vance Municipals Funds as of August 31, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Alabama Municipals Fund	98.37%
Arkansas Municipals Fund	100.00%
Georgia Municipals Fund	100.00%
Kentucky Municipals Fund	97.33%
Louisiana Municipals Fund	100.00%
Maryland Municipals Fund	100.00%
Missouri Municipals Fund	98.52%
North Carolina Municipals Fund	100.00%
Oregon Municipals Fund	100.00%
South Carolina Municipals Fund	98.36%
Tennessee Municipals Fund	99.46%
Virginia Municipals Fund	100.00%

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Alabama Municipals Fund

•  Eaton Vance Arkansas Municipals Fund

•  Eaton Vance Georgia Municipals Fund

•  Eaton Vance Kentucky Municipals Fund

•  Eaton Vance Louisiana Municipals Fund

•  Eaton Vance Maryland Municipals Fund

•  Eaton Vance Missouri Municipals Fund

•  Eaton Vance North Carolina Municipals Fund

•  Eaton Vance Oregon Municipals Fund

•  Eaton Vance South Carolina Municipals Fund

•  Eaton Vance Tennessee Municipals Fund

•  Eaton Vance Virginia Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s 30-person municipal bond team, which includes seven portfolio managers and nine credit specialist who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and each Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 167 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	167	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	167	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986 and Chairman of the Board since 2005.	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	167	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	167	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	167	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	167	None

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	167	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	167	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President. Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 167 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Mr. MacIntosh served as Vice President of the Trust since 1993 and Ms. Campbell served as Assistant Treasurer of the Trust since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Independent Auditors
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

445-10/06  12MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Alabama Municipal Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and  Eaton Vance Virginia Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended August 31, 2005 and August 31, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Alabama Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$25,345	$27,110

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$35,215	$34,340

Eaton Vance Arkansas Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$22,825	$24,490

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$32,695	$31,720

Eaton Vance Georgia Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$25,345	$27,110

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$35,215	$34,340

Eaton Vance Kentucky Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$25,345	$27,110

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$35,215	$34,340

Eaton Vance Louisiana Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$22,825	$23,690

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$32,695	$30,920

Eaton Vance Maryland Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$27,000	$28,830

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$36,870	$36,060

Eaton Vance Missouri Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$25,350	$27,110

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$35,220	$34,340

Eaton Vance North Carolina Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$27,000	$28,830

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$36,870	$36,060

Eaton Vance Oregon Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$27,000	$28,830

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$36,870	$36,060

Eaton Vance South Carolina Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$25,345	$27,110

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$35,215	$34,340

Eaton Vance Tennessee Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$22,825	$24,490

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$32,695	$31,720

Eaton Vance Virginia Municipals Fund

Fiscal Years Ended	8/31/05	8/31/06

Audit Fees	$29,680	$31,620

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	$0	$0

Total	$39,550	$38,850

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/04	7/31/05	8/31/05	9/30/05	7/31/06	8/31/06

Audit Fees	$395,220	$210,740	$305,885	$329,730	$223,620	$301,930

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$75,200	$69,090	$118,440	$64,520	$50,610	$86,760

All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$470,420	$279,830	$424,325	$394,250	$274,260	$388,690

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended August 31, 2005 and August 31, 2006, $35,000 was billed for each such fiscal year by D&T the principal accountant for the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/04	7/31/05	8/31/05	9/30/05	7/31/06	8/31/06

Registrant(1)	$75,200	$69,090	$118,440	$64,520	$50,610	$86,760

Eaton Vance(2)	$329,084	$316,143	$223,443	$223,443	$42,100	$42,100

(1)  Includes all of the Series of the Trust.

(2)  The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of January 22, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR/A, that, as of such date, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits under the Act is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

Such officers had previously become aware of a control deficiency relating to the operating effectiveness of the Fund’s internal control over financial reporting as of August 31, 2006, related to the review and analysis of the relevant terms and conditions of certain transfers of securities to determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” and had reevaluated disclosure controls and procedures and concluded that they were not effective at that date.  The Fund determined that this control deficiency represented a material weakness in internal control over financial reporting at August 31, 2006 as more fully described below in Item 11b.  Subsequent to August 31, 2006, but prior to the evaluation of the design and operation of the registrant’s disclosure controls and procedures at January 22, 2007, the registrant’s disclosure controls and procedures were modified, as described in Item 11(b) below, to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

(b) Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).  Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a Fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund’s annual or interim financial statements that is more than inconsequential will not be prevented or detected.  A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Subsequent to the filing of the Funds’ Form N-CSR for its fiscal year ended August 31, 2006, management has identified the following control deficiency that was determined to be a material weakness, as defined above, in the Funds’ internal control over financial reporting.  The Funds’ controls related to the review and analysis of the relevant terms and conditions of certain transfers of securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”  As a result of this weakness, the statement of assets and liabilities, including the portfolio of investments as of August 31, 2006, the related statement of operations and statement of changes in net assets for the year then ended and the financial highlights for each of five years in the period ended were restated in order to appropriately account for such transfers of securities as secured borrowings and report the related interest income and expense.   In response to the identified control deficiency, management implemented certain modifications to its controls and control procedures that are designed to enhance their operating effectiveness.  There were no changes in registrant’s internal control over financial reporting during the quarter ended August 31, 2006.  However, see item above for discussion of a control deficiency identified subsequent to filing of Form N-CSR for the year ended August 31, 2006, and for remedial actions taken subsequent to that date.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	February 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 6, 2007

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	February 6, 2007